   As filed with the Securities and Exchange Commission on April 29, 2004
                                                   Securities Act No. 333-103630
                                       Investment Company Act File No. 811-21316
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.
                                              --                        [ ]


                  Post-Effective Amendment No. 2                        [X]
                                     and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                  Amendment No. 3                                       [X]



                               THE KENSINGTON FUNDS
                               --------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                            Patrick W.D. Turley, Esq.
                                    Dechert LLP
                               1775 I Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                  Mark Sichley
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219



It is proposed that this filing will become effective on April 30, 2004 pursuant to paragraph (b) of Rule 485.

THE
KENSINGTON
FUNDS

[LOGO]

PROSPECTUS


REAL ESTATE
SECURITIES
FUND

SELECT
INCOME
FUND

STRATEGIC
REALTY
FUND

April 30, 2004

KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Notice of Privacy Policy and Practices of the Funds is included with this Prospectus but is not considered to be a part of the Prospectus.

    TABLE OF CONTENTS


                                            KENSINGTON REAL ESTATE SECURITIES FUND

                                 (ICON)
Carefully review this                         3  Risk/Return Summary and Fund
important section for a                          Expenses
summary of the Real Estate                    7  Investment Objective, Strategies
Securities Fund's investment                     and Risks
strategies, risks and fees.

                                            KENSINGTON SELECT INCOME FUND

                                 (ICON)
Carefully review this                        10  Risk/Return Summary and Fund
important section for a                          Expenses
summary of the Select Income                 14  Investment Objective, Strategies
Fund's investment                                and Risks
strategies, risks and fees.

                                            KENSINGTON STRATEGIC REALTY FUND

                                 (ICON)
Carefully review this                        18  Risk/Return Summary and Fund
important section for a                          Expenses
summary of the Strategic                     22  Investment Objective, Strategies
Realty Fund's investment                         and Risks
strategies, risks and fees.

                                            SHAREHOLDER INFORMATION

                                 (ICON)
Consult this section to                      26  Pricing of Fund Shares
obtain details on how shares                 27  Purchasing and Adding to Your
are valued, how to purchase,                 30  Shares
sell and exchange shares,                    41  Selling Your Shares
related charges and payments                     Dividends, Distributions and Taxes
of dividends.

                                            FUND MANAGEMENT

                                 (ICON)
Review this section for                      42  The Investment Adviser
details on the people and                    43  The Investment Committee
organizations who oversee                    45  The Portfolio Managers
the Funds and their                          45  The Distributor and Administrator
investments.

                                            FINANCIAL HIGHLIGHTS

                                 (ICON)
Review this section for                      46  Kensington Strategic Realty Fund
details on the selected                      49  Kensington Select Income Fund
financial statements of the                  52  Kensington Real Estate Securities
Funds.                                           Fund

 [ICON]
                KENSINGTON REAL ESTATE SECURITIES FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES



  Investment Objective              The Fund seeks total return from both capital
                                    appreciation and current income through
                                    investing in a portfolio of real estate
                                    securities. The Fund offers exposure to real
                                    estate as a part of an overall asset
                                    allocation strategy and is designed for
                                    investors who want to maintain a commitment
                                    to real estate securities in their
                                    portfolios.



  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests.



  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.



  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal




 KENSINGTON REAL ESTATE SECURITIES FUND

 RISK/RETURN SUMMARY AND FUND EXPENSES





The bar chart and table on this page show how the Fund has performed. The table compares the Fund's performance to that of its benchmark index, the Morgan Stanley REIT Index(4). The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table

TOTAL ANNUAL RETURN AS OF 12/31/03
FOR CLASS A SHARES*


               [KENSINGTON REAL ESTATE SECURITIES FUND BAR CHART]

2003                                                                             35.22%
----                                                                             -----

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.


                                             Best quarter:  Q2 2003       11.03%


                                             Worst quarter: Q1 2003        2.55%


                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS

                                       (for the period ending December 31,
                                       2003)



                                                         FUND                    SINCE
                                                       INCEPTION   PAST YEAR   INCEPTION
    Class A Shares Return Before Taxes(1)              12/31/02     27.45%      27.45%
    Class A Shares Return After Taxes on
    Distributions(1)                                   12/31/02     25.30%      25.30%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)           12/31/02     17.65%      17.65%
    Class B Shares Return Before Taxes(2)              12/31/02     29.06%      29.06%
    Class C Shares Return Before Taxes(3)              12/31/02     32.95%      32.95%
    The Morgan Stanley REIT Index(4)                   12/31/02     36.74%      36.74%


 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.


 (4) The Morgan Stanley REIT Index is a capitalization-weighted index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*


                                                               CLASS A     CLASS B     CLASS C
                                                              ---------   ---------   ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    -------------------------------------------------------------------------------------------
    Maximum sales charge (load) on purchases                      5.75%(1)     0.00%      0.00%
    -------------------------------------------------------------------------------------------
    Maximum deferred sales charge (load)                           None(2)     5.00%(3)     1.00%(4)
    -------------------------------------------------------------------------------------------
    75-day Redemption Fee(5)                                      1.00%       1.00%       1.00%



    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    -------------------------------------------------------------------------------------------
    Management Fee                                                0.85%       0.85%       0.85%
    -------------------------------------------------------------------------------------------
    Distribution and Service (12b-1) Fees                         0.25%       1.00%       1.00%
    -------------------------------------------------------------------------------------------
    Other Expenses(6)                                             2.46%       2.46%       2.46%
    -------------------------------------------------------------------------------------------
    Total Fund Operating Expenses*                                3.56%       4.31%       4.31%
    -------------------------------------------------------------------------------------------
    Fee Waiver and/or Expense Reimbursement*                     (2.11%)     (2.11%)     (2.11%)
    -------------------------------------------------------------------------------------------
    Net Fund Operating Expenses*                                  1.45%       2.20%       2.20%
    -------------------------------------------------------------------------------------------


 * The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Fund certain expenses (excluding brokerage costs, interest, taxes and dividend and extraordinary expenses) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 1.45%, 2.20% and 2.20%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A Shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).


 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years from the end of the month of purchase.


 (4) Applied to redemptions within one year of purchase.


 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 33 for more information.



 (6) "Other Expenses" include operating expenses other than the management fee and distribution fee. "Other Expenses" have been restated to reflect current fees.

 KENSINGTON REAL ESTATE SECURITIES FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - no changes in the Fund's operating expenses

   - redemption at the end of each period (unless as noted otherwise)

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                      1           3           5          10
                                   YEAR       YEARS       YEARS       YEARS

    Class A                        $714      $1,006      $1,746      $3,693
    -
    Class B
    Assuming Redemption            $723      $  986      $1,809      $3,814
    Assuming no Redemption         $223      $  686      $1,609      $3,814
    -
    Class C
    Assuming Redemption            $323      $  686      $1,609      $3,975
    Assuming no Redemption         $223      $  686      $1,609      $3,975
    -

 [ICON]
     --
                KENSINGTON REAL ESTATE SECURITIES FUND

       INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KREAX
 Class B Shares: KREBX
 Class C Shares: KRECX

 Investment Objective

 The investment objective of the Fund is to seek total return from both capital appreciation and current income through investing in a portfolio of real estate securities. The Fund offers exposure to real estate as part of an overall asset allocation strategy and is designed for investors who want to maintain a commitment to real estate securities in their portfolios.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's assets (consisting of net assets plus the amount of any borrowings for investment purposes) will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Adviser. Existing shareholders may continue to make additional investments after any such closing.

 The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half of its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 KENSINGTON REAL ESTATE SECURITIES FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 [ICON]
     --
                KENSINGTON SELECT INCOME FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objectives             The Fund seeks high current income and
                                    potential for modest long term growth of
                                    capital.
  Principal                         The Fund invests primarily in real estate
  Investment Strategies             securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include preferred stock, convertible
                                    preferred stock, debt securities, and other
                                    senior securities. The Fund may also invest
                                    in common stock, rights or warrants to
                                    purchase securities, and limited partnership
                                    interests. The Fund may engage in
                                    transactions designed to hedge its portfolio
                                    against market declines. The Fund may utilize
                                    limited portfolio leverage in pursuit of its
                                    objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund. Additionally,
                                    the Fund can buy securities with borrowed
                                    money (a form of leverage), which can magnify
                                    the Fund's gains and losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income.
                                      - wishing to add an income component to
                                    your portfolio, with modest growth potential.
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns.

                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves.
                                      - seeking safety of principal.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES





The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the Merrill Lynch Preferred Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table

TOTAL ANNUAL RETURNS AS OF 12/31/03
FOR CLASS A SHARES*


                   [KENSINGTON SELECT INCOME FUND BAR CHART]

2002                                                                             16.94%
2003                                                                             23.97%

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.


                                             Best quarter:  Q2 2003       10.62%

                                             Worst quarter: Q3 2002       -2.19%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS

                                       (for the period ending December 31,
                                       2003)



                                                         FUND        PAST        SINCE
                                                       INCEPTION     YEAR      INCEPTION
    Class A Shares Return Before Taxes(1)               3/30/01     16.83%      22.67%
    Class A Shares Return After Taxes on
    Distributions(1)                                    3/30/01     13.43%      18.85%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)            3/30/01     10.86%      17.14%
    Class B Shares Return Before Taxes(2)               3/30/01     18.07%      23.68%
    Class C Shares Return Before Taxes(3)               3/30/01     22.04%      24.42%
    The Merrill Lynch Preferred Index(4)                3/30/01      9.43%       8.60%


 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.


 (4) The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES




 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Fees and Expenses*


                                                                  CLASS A        CLASS B        CLASS C
                                                                  -------        -------        -------
    SHAREHOLDER TRANSACTION FEES (FEES PAID BY YOU
    DIRECTLY)
    Maximum sales charge (load) on purchases                       5.75%(1)       0.00%          0.00%
    Maximum deferred sales charge (load)                           None(2)        5.00%(3)       1.00%(4)
    75-day Redemption Fee(5)                                       1.00%          1.00%          1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    Management Fee                                                 1.00%          1.00%          1.00%
    Distribution and Service (12b-1) Fees                          0.25%          1.00%          1.00%
    Other Expenses(6)
      Dividend & Interest Expense                                  0.42%          0.42%          0.42%
      Remainder of Other Expenses                                  0.35%          0.35%          0.35%
    Total Fund Operating Expenses*                                 2.02%          2.77%          2.77%
    Expense Waiver and/or Expense Reimbursement*                   0.00%          0.00%          0.00%
    Net Fund Operating Expenses*                                   2.02%          2.77%          2.77%



 * The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Fund certain expenses (excluding (1) extraordinary expenses and (2) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C shares at 1.60%, 2.35% and 2.35%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/03 reflecting certain non-reimbursable expenses.



    Net Fund Operating Expenses                                CLASS A    CLASS B    CLASS C
                                                             ---------  ---------  ---------
      (Including Dividend and Interest Expense)............      2.02%      2.77%      2.77%
    Non-Reimbursable Dividend and Interest Expense.........     (0.42%)    (0.42%)    (0.42%)
                                                             ---------  ---------  ---------
    Net Fund Operating Expenses (Excluding Dividend and
      Interest Expense)....................................      1.60%      2.35%      2.35%


 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A Shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).


 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years from the end of the month of purchase.


 (4) Applied to redemptions within one year of purchase.


 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 33 for more information.



 (6) "Other Expenses" include operating expenses other than the management fee and the distribution fee and include dividend and interest expense. "Other Expenses" have been restated to reflect current fees.

 KENSINGTON SELECT INCOME FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment.

   - 5% annual return.

   - redemption at the end of each period.

   - no changes in the Fund's operating expenses.

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                    1             3           5          10
                                   YEAR       YEARS       YEARS       YEARS

    Class A                        $768      $1,172      $1,600      $2,788
    Class B
    Assuming Redemption            $780      $1,159      $1,664      $2,920
    Assuming no Redemption         $280      $  859      $1,464      $2,920
    Class C
    Assuming Redemption            $380      $  859      $1,464      $3,099
    Assuming no Redemption         $280      $  859      $1,464      $3,099

 [ICON]
     --
                KENSINGTON SELECT INCOME FUND

       INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KIFAX
 Class B Shares: KIFBX
 Class C Shares: KIFCX

 Investment Objectives

 The investment objectives of the Kensington Select Income Fund are to seek high current income and potential for modest long term growth of capital.

 Policies and Strategies

 The Fund pursues its objectives by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the adviser deems appropriate. There can be no assurance the Fund will achieve its investment objective.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund has a limited ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in income-producing securities. The Fund's investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The annual rate of portfolio turnover is not expected to exceed 75%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the various types of risks discussed below.

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

 Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems. Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction. Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 KENSINGTON SELECT INCOME FUND
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND

       RISK/RETURN SUMMARY AND FUND EXPENSES


  Investment Objectives             The Fund seeks total return through a
                                    combination of high current income relative
                                    to equity investment alternatives, plus long
                                    term growth of capital.

  Principal                         The Fund invests, under normal circumstances,
  Investment Strategies             at least 80% of its net assets in real estate
                                    securities, including securities issued by
                                    real estate investment trusts ("REITs"),
                                    master limited partnerships and other real
                                    estate companies. Investments in these
                                    issuers include common, convertible and
                                    preferred stock and debt securities, rights
                                    or warrants to purchase common stock, and
                                    limited partnership interests. The Fund may
                                    engage in transactions designed to hedge its
                                    portfolio against market declines. The Fund
                                    may also utilize limited portfolio leverage
                                    in pursuit of its objectives.

  Principal                         Because the value of the Fund's investments
  Investment Risks                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund is
                                    non-diversified, which means that it is more
                                    vulnerable to risks affecting a particular
                                    issuer than a diversified fund would be.
                                    Additionally, the Fund can buy securities
                                    with borrowed money (a form of leverage),
                                    which can magnify the Fund's gains and
                                    losses.

  Who May                           Consider investing in the Fund if you are:
  Want to Invest?                     - seeking quarterly income
                                      - wishing to add a growth component to your
                                        portfolio
                                      - willing to accept the risks of investing
                                    in real estate-related securities in exchange
                                        for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                      - pursuing a short-term goal or investing
                                    emergency reserves
                                      - seeking safety of principal

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES





The bar chart and table on this page show how the Fund has performed. The bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total annual returns and how the annual performance has varied. The table below it compares the Fund's performance over time to that of its benchmark index, the NAREIT Composite Index.(4) The bar chart and table assume reinvestment of dividends and distributions; however, the bar chart does not reflect sales charges. If sales charges were reflected, returns would be less than those shown.


The returns for Class B and Class C Shares will differ from the returns for Class A Shares because of differences in expenses of each class.
Performance Bar Chart and Table

TOTAL ANNUAL RETURNS AS OF 12/31/03
FOR CLASS A SHARES*


                  [KENSINGTON STRATEGIC REALTY FUND BAR CHART]

2000                                                                             27.05%
2001                                                                             30.15%
2002                                                                              4.14%
2003                                                                             31.83%

                                           Of course, past performance does not
                                           indicate how the Fund will perform in
                                           the future.

                                             Best quarter:  Q2 2000       16.71%
                                             Worst quarter: Q3 2002       -8.77%

                                       PERFORMANCE TABLE
                                       AVERAGE ANNUAL TOTAL RETURNS

                                       (for the period ending December 31,
                                       2003)



                                                         FUND                    SINCE
                                                       INCEPTION   PAST YEAR   INCEPTION
    Class A Shares Return Before Taxes(1)               9/15/99     24.26%      25.07%
    Class A Shares Return After Taxes on
    Distributions(1)                                    9/15/99     20.83%      20.85%
    Class A Shares Return After Taxes on
    Distributions and Sale of Fund Shares(1)            9/15/99     16.01%      19.29%
    Class B Shares Return Before Taxes(2)               9/15/99     25.87%      25.66%
    Class C Shares Return Before Taxes(3)               9/15/99     29.86%      25.86%
    NAREIT Composite Index(4)                           9/15/99     38.47%      18.10%


 * The Fund offers three different classes of shares through this prospectus:
 Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses.

 (1) Assumes maximum sales charge of 5.75%. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only. After-tax returns for Class B and Class C Shares will vary.

 (2) Assumes applicable contingent deferred sales charge, maximum of 5.00%.

 (3) Assumes applicable contingent deferred sales charge, maximum of 1.00%.


 (4) The NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks. The index does not reflect the deduction of expenses or taxes associated with a mutual fund.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Fees and Expenses*


                                                               CLASS A     CLASS B     CLASS C
                                                              ---------   ---------   ---------
    SHAREHOLDER TRANSACTION FEES (PAID BY YOU DIRECTLY)
    Maximum sales charge (load) on purchases                      5.75%(1)    0.00%       0.00%
    Maximum deferred sales charge (load)                           None(2)    5.00%(3)    1.00%(4)
    75-day Redemption Fee(5)                                      1.00%       1.00%       1.00%
    ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
    Management Fee (Including Performance Adjustments)(6)         1.10%       1.10%       1.10%
    Distribution and Service (12b-1) Fees                         0.25%       1.00%       1.00%
    Other Expenses(7)
      Dividend & Interest Expense                                 1.17%       1.17%       1.17%
      Remainder of Other Expenses                                 0.34%       0.34%       0.34%
    Total Fund Operating Expenses*                                2.86%       3.61%       3.61%
    Fee Expense Reimbursement*                                    0.08%       0.08%       0.08%
    Net Fund Operating Expenses*                                  2.94%       3.69%       3.69%



 * The Adviser has contractually agreed, until December 31, 2006 to waive fees and/or reimburse the Fund certain expenses (excluding (1) increases to the advisory fee due to performance adjustments, (2) extraordinary expenses and (3) dividend and interest expense) to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C Shares at 2.25%, 3.00% and 3.00%, respectively. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses for a class of shares to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense. Shown below are the net expenses of the Fund for the fiscal period ended 12/31/03 reflecting performance fee adjustments to the base fee of 1.50% and certain other non-reimbursable expenses.



    Net Fund Operating Expenses                                 CLASS A    CLASS B    CLASS C
                                                              ---------  ---------  ---------
      (Including Performance Adjustments and Dividend and
      Interest Expense).....................................      2.94%      3.69%      3.69%
    Management Fee -- Performance Adjustment................      0.40%      0.40%      0.40%
    Non-Reimbursable Dividend and Interest Expense..........    (1.17%)    (1.17%)    (1.17%)
                                                              ---------  ---------  ---------
    Net Fund Operating Expenses (Excluding Performance
      Adjustments and Dividend and Interest Expense)........      2.17%      2.92%      2.92%


 While the Fund may incur dividend expense on securities sold short and interest expense on borrowed amounts, the Fund may also receive interest income on the proceeds of such short sales as well as dividend income on investments made with such borrowed amounts. Such interest and dividend income is not reflected in the expense ratios in the above tables.

 In accordance with the terms of the expense limitation agreement between the Fund and the Adviser, certain of the fees previously waived and certain of the expenses previously reimbursed by the Adviser are being recouped.

 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A Shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).


 (3) The deferred sales charge on Class B Shares declines over seven years, starting with redemptions in year one and ending with redemptions in year seven as follows: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%, 0.00%. Class B Shares
 then automatically convert to Class A Shares after 8 years from the end of the month of purchase.


 (4) Applied to redemptions within one year of purchase.


 (5) Charged to Shares redeemed within 75 days of purchase. Certain exemptions may apply. Please see page 33 for more information.



 (6) Includes performance adjustments of (0.40%)% for fiscal period ended 12/31/03. The management fee is a fulcrum-type performance fee that increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. The Adviser will receive the base fee for periods when the Fund's performance for the past twelve months equals that of the Index. THROUGH PERFORMANCE ADJUSTMENTS EQUAL TO 15% OF THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THAT OF THE INDEX DURING THE PREVIOUS TWELVE MONTHS, THE FEE CAN RANGE FROM A MINIMUM OF 0.50% TO A MAXIMUM OF 2.50%. This fee arrangement may result in higher fees than those paid by other investment companies. The Adviser may receive the maximum fee even if the Fund's absolute performance is negative, and it may receive the minimum fee even when the Fund has significant positive performance.



 (7) "Other Expenses" include operating expenses other than the management fee and distribution fee and include dividend and interest expense. "Other Expenses" have been restated to reflect current fees.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES


 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment

   - 5% annual return

   - redemption at the end of each period

   - no changes in the Fund's operating expenses

 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 Expense Example


                                      1           3           5          10
                                   YEAR       YEARS       YEARS       YEARS

    Class A                        $855      $1,432      $2,018      $3,596
    Class B
    Assuming Redemption            $871      $1,429      $2,091      $3,725
    Assuming no Redemption         $371      $1,129      $1,891      $3,725
    Class C
    Assuming Redemption            $471      $1,129      $1,891      $3,890
    Assuming no Redemption         $371      $1,129      $1,891      $3,890

 [ICON]
                KENSINGTON STRATEGIC REALTY FUND

       INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 TICKER SYMBOL:
 Class A Shares: KSRAX
 Class B Shares: KSRBX
 Class C Shares: KSRCX

 Investment Objective

 The investment objective of the Kensington Strategic Realty Fund is to seek total return through a combination of high current income relative to equity investment alternatives, plus long term growth of capital.

 Policies and Strategies

 The Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests.

 The Adviser uses a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Policies and Strategies
 continued

 The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund intends to close to new investors upon reaching a net asset value equal to 0.50% of the then current market capitalization of the NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.50%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.50% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.

 Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end). In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

 Principal Risks of Investing in the Fund

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions,

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued

 and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems. Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction. Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 The Fund pays the Adviser a fee based on the Fund's performance relative to the NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 KENSINGTON STRATEGIC REALTY FUND
 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


 Principal Risks of Investing in the Fund continued
 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 [ICON]

       SHAREHOLDER INFORMATION

 Pricing of Fund Shares
 -------------------------------------------------------------------------------
 How Net Asset Value ("NAV") is calculated


 The NAV for each class of shares of each Fund is calculated by adding the total value of a Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:


                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of each Fund is determined and their shares are priced at the close of regular trading on the New York Stock Exchange, or at 4:00 p.m. Eastern time, whichever is earlier, on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

 SHAREHOLDER INFORMATION




 Purchasing and Adding to Your Shares
 You may purchase the Funds through the Distributor or through an intermediary, such as an investment representative or a broker dealer, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through an intermediary will be deemed to have been received and accepted by a Fund when the intermediary accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. Consult your investment representative for specific information.

                                REAL ESTATE                 SELECT                   STRATEGIC
                              SECURITIES FUND             INCOME FUND               REALTY FUND
                          -----------------------   -----------------------   -----------------------
                           MINIMUM      MINIMUM      MINIMUM      MINIMUM      MINIMUM      MINIMUM
                           INITIAL     SUBSEQUENT    INITIAL     SUBSEQUENT    INITIAL     SUBSEQUENT
        ACCOUNT TYPE      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
    Regular
    (non-retirement)        $5,000        $25         $5,000        $25        $10,000        $25
    -------------------------------------------------------------------------------------------------
    Retirement              $2,000        $25         $2,000        $25        $ 5,000        $25
    -------------------------------------------------------------------------------------------------
    Automatic Investment
    Plan Regular            $5,000        $25         $5,000        $25        $10,000        $25
    -------------------------------------------------------------------------------------------------
    Custodial
    Accounts                $2,000        $25         $2,000        $25        $ 5,000        $25


 All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, checks endorsed, starter checks on initial purchases, traveler's checks, money orders, cash nor credit card convenience checks are accepted.


 Each Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 Instructions for Opening or Adding to an Account

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check or bank draft payable to either "Kensington Real Estate Securities Fund," "Kensington Select Income Fund" or "Kensington Strategic Realty Fund," as applicable. Checks endorsed to a Fund will not be accepted.

 3. Mail to: Kensington Funds, c/o BISYS Fund Services, P.O. Box 182235, Columbus, OH 43218-2235

 Subsequent Investments:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.

 3. Mail to: Kensington Funds, c/o BISYS Fund Services, P.O. Box 182235, Columbus, OH 43218-2235

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: Kensington Funds, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 For initial investment: Prior to wiring funds and in order to ensure that the wire orders are invested promptly, investors must call the Funds at 1-877-833-7114 to advise that an initial investment will be made by wire and to receive an account number and a confirmation number. Follow the instructions below after receiving your account number.
 28

 SHAREHOLDER INFORMATION


 Purchasing and Adding to Your Shares
 continued
 For initial and subsequent investments: Call shareholder servicing at 1-877-833-7114 prior to placing the trade in order to receive a confirmation number. Instruct your bank to wire transfer your investment to:

 Huntington National Bank
 Routing Number: ABA #0440-0002-4
 A/C# 01899622575
 Kensington Real Estate Securities Fund, Kensington Select Income Fund or Kensington Strategic Realty Fund, as applicable
 Include:
 Your name
 Your account number
 Your confirmation number

 You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 Automatic Investment Plan

 You can make automatic investments in each Fund from your bank account. Automatic investments can be as little as $25 after applicable minimum is met. To invest regularly from your bank account:

 Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
    - The name and address of the bank account
    - Your checking or savings account number
    - The amount you wish to invest automatically (minimum $25)
    - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year)
    - Attach a voided personal check.
    - It may take up to 10 days to activate the automatic investment plan with your designated bank.
 -------------------------------------------------------------------------------

 Dividends and Distributions

 Each Fund will pay dividends, if any, from any income quarterly. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains, if any, are distributed at least annually.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION




 Selling Your Shares
 Instructions for Selling Shares

 You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Funds, their transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares."
   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone redemption privileges)

 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (mail, check or wire).

    Note: IRA redemptions must be requested by mail.

 BY MAIL

 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:

    - your Fund and account number

    - amount you wish to redeem

    - address where your check should be sent

    - account owner(s) signature

 2. Mail to: Kensington Funds, c/o BISYS Fund Services, P.O. Box 182235, Columbus, OH 43218-2235

 WIRE TRANSFER

 You must indicate this option on your application.

 The Funds may charge a wire transfer fee.

 Note: Your financial institution may also charge a separate fee.

 Call 1-877-833-7114 to request a wire transfer.

 If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.
 30

 SHAREHOLDER INFORMATION


 Selling Your Shares
 continued
 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.

   - Minimum balance required to start this program is $10,000.

   - Include a voided personal check.

   - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   - It may take up to 10 business days to activate the automatic withdrawal plan with your designated bank.

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 Redemptions In Writing Required

 You must request redemptions in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:

   - Your account address has changed within the last 10 business days
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner(s) of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration
   - The redemption proceeds are being wired to bank instructions currently not on your account

 The Funds accept signature guarantees only from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchange Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

 Verifying Telephone Redemptions

 The Funds make every effort to insure that telephone redemptions (including exchanges) are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 Redemptions Within 10 Business Days of Initial Investment

 When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer.

 Refusal of Redemption Request

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 SHAREHOLDER INFORMATION


 General Policies on Selling Shares
 continued
 Redemption In Kind

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 Closing of Small Accounts

 If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 Undeliverable Redemption Checks


 For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be used to repurchase Fund shares for your account.



 75-Day Redemption Fee



 Effective August 1, 2004, the Funds will charge a redemption fee of 1.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 75 days, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to certain redemptions, such as redemptions of shares through asset allocation driven rebalancing programs, systematic withdrawal plans, redemptions requested within 75 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Funds.

 SHAREHOLDER INFORMATION




 Distribution Arrangements/Sales Charges
 This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

                                     CLASS A           CLASS B           CLASS C

   Sales Charge (Load)            Front-end         No front-end      No front-end
                                  sales charge;     sales charge;     sales charge;
                                  reduced sales     deferred          deferred
                                  charges           charge may        charge may
                                  available.        apply.            apply.



   Distribution and               Subject to        Subject to        Subject to
   Service (12b-1) Fee            annual            annual            annual
                                  distribution      distribution      distribution
                                  and               and               and
                                  shareholder       shareholder       shareholder
                                  servicing fees    servicing fees    servicing fees
                                  of up to .25%     of up to 1.00%    of up to 1.00%
                                  of Fund's         of Fund's         of Fund's
                                  total assets      total assets      total assets
                                  applicable to     applicable to     applicable to
                                  Class A           Class B           Class C
                                  shares.           shares.           shares.



   Fund Expenses                  Lower annual      Higher annual     Higher annual
                                  expenses than     expenses than     expenses than
                                  Class B and       Class A           Class A
                                  Class C           shares.           shares.
                                  shares.

 Calculation of Sales Charges

 Class A Shares

 Class A shares of each Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 The current sales charge rates for Class A shares of each Fund are as follows:


                                                SALES CHARGE     SALES CHARGE
                       YOUR                      AS A % OF         AS A % OF        DEALER
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   CONCESSION
      Less than $50,000                            5.75%             6.10%          5.00%
      --------------------------------------------------------------------------------------
      $50,000 but less than $100,000               5.00%             5.26%          4.25%
      --------------------------------------------------------------------------------------
      $100,000 but less than $250,000              4.00%             4.17%          3.25%
      --------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%          2.50%
      --------------------------------------------------------------------------------------
      $500,000 but less than $750,000              2.50%             2.56%          2.25%
      --------------------------------------------------------------------------------------
      $750,000 but less than $1,000,000            2.00%             2.04%          1.75%
      --------------------------------------------------------------------------------------
      $1,000,000 and above*                        0.00%             0.00%          0.00%


 * In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

 Class B Shares


 Class B shares are sold at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. Orders for the purchase of Class B shares in single amounts in excess of $125,000 will generally not be accepted. In addition, total purchases of Class B shares in the aggregate in excess of $250,000 will generally not be allowed. Orders for purchases of Class B shares in excess of either of the above amounts will be accepted as orders for Class A shares, or may be declined.


 CONTINGENT DEFERRED SALES CHARGE

               YEARS SINCE PURCHASE            CDSC
                         1                     5.00%
      ----------------------------------------------
                         2                     4.00%
      ----------------------------------------------
                         3                     3.00%
      ----------------------------------------------
                         4                     3.00%
      ----------------------------------------------
                         5                     2.00%
      ----------------------------------------------
                         6                     1.00%
      ----------------------------------------------
                         7                     0.00%

 SHAREHOLDER INFORMATION


 Distribution Arrangements/Sales Charges
 continued

 If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

 CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of a Fund after 8 years from the end of the month of purchase.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any taxable event.

 Class C Shares

 Class C shares are sold at NAV, with no sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase. Class C shares have no conversion feature.

 Sales Charge Reductions

 Reduced sales charges on purchases of Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.


   - LETTER OF INTENT. You may reduce your Class A sales charge by establishing a Letter of Intent. The Letter of Intent allows you to combine all Fund purchases that you intend to make over a 13-month period; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A minimum of 5% of the total amount that you intend to purchase must be included with your Letter of Intent. If stated in the Letter of Intent, purchases made during the previous 90 days can be taken into consideration when calculating the 5% minimum. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments covering the 13-month period do not qualify for the applicable sales charge reduction.

 SHAREHOLDER INFORMATION


 Sales Charge Reductions
 continued

   - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - COMBINATION PRIVILEGE. You instruct the Funds in writing to combine accounts of multiple Kensington funds (all classes) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

 Sales Charge Waivers -- Class A Shares

 Class A Shares of the Funds may be sold with a reduced or eliminated sales charge:

   - to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;

   - to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;

   - to investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services;

   - to clients of such investment advisers, financial planners and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner, retirement plan administrator or wrap fee program sponsor on the books and records of the broker, agent, investment adviser or financial institution;


   - to current officers, directors and employees (and their immediate families) of the Funds, the Adviser, employees (and their immediate families) of certain firms providing services to the Funds (such as the custodian and transfer agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons; and


   - to investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

 SHAREHOLDER INFORMATION


 The Funds may also issue shares with reduced or eliminated sales charges in connection with the acquisition of, or merger or consolidation with, another investment company. The sales of shares at reduced or eliminated sales loads as described above is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption. Such notice must be given to the transfer agent or to the Adviser at the time of purchase on a form for this purpose made available by a Fund and a waiver will be granted subject to confirmation of the investor's situation.


 CDSC Waivers -- Class B and Class C Shares



 The CDSC applicable to redemptions of Class B and Class C Shares will be waived under certain circumstances, including the following:


   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

   - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

   - Returns of excess contributions to retirement plans.

   - Distributions of up to 12% of the annual account value under a Systematic Withdrawal Plan.

   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   - If the redemption represents the minimum required distribution from a retirement plan.

 SHAREHOLDER INFORMATION


 Exchanging Your Shares

 You can exchange your shares in one Fund for shares of the same class of another Kensington mutual fund, usually without incurring a CDSC or paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

 You must meet the minimum investment requirements for the Fund into which you are exchanging, unless waived by the Fund. Exchanges from one Fund to another may be taxable.

 Instructions for Exchanging Shares


 Exchanges may be made by sending a written request to or by calling 1-877-833-7114. Please provide the following information:



 - Your name and telephone number.



 - The exact name on your account and account number.



 - Taxpayer identification number (usually your Social Security number).



 - Dollar value or number of shares to be exchanged.



 - The name of the Fund from which the exchange is to be made.



 - The name of the Fund into which the exchange is being made.



 See "Selling your Shares" for important information about telephone transactions.



 TO MINIMIZE POTENTIAL HARM TO THE FUNDS AND THEIR SHAREHOLDERS, WE RESERVE THE RIGHT TO REJECT, IN OUR SOLE DISCRETION, ANY PURCHASE ORDER (INCLUDING AN EXCHANGE FROM ANOTHER FUND) FROM ANY INVESTOR WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A FUND. IN MAKING THIS JUDGMENT, WE MAY CONSIDER TRADING DONE IN MULTIPLE ACCOUNTS UNDER COMMON OWNERSHIP OR CONTROL.


 Notes on Exchanges


 The registration and tax identification numbers of the accounts must be identical.



 The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.



 Be sure to read carefully the Prospectus information regarding the Fund into which you wish to exchange shares.


 Reinstatement Privilege


 If you have sold Shares of a Fund and decide to reinvest in the same Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

 SHAREHOLDER INFORMATION


 Distribution and Service (12b-1) Fees

 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from the assets attributable to each Class of shares at the rates applicable to the particular class, on an ongoing basis, and will increase the cost of your investment.


 The Distributor may use the 12b-1 fees paid by each class to pay for distribution-related expenses. Amounts up to .25% out of the 12b-1 fee payable by each class of shares may be used for shareholder servicing fees. The total of distribution and shareholder service payments by a particular class may not exceed the 12b-1 fee limit for that class. The 12b-1 fee is calculated based on average daily net assets.


 12b-1 payments to broker dealers on the B and C shares will begin in the thirteenth month following the purchase by the investor.

 Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.


 Administrative Services Plan



 The Funds have adopted an Administrative Services Plan pursuant to which each Fund (or Class of shares thereof) is authorized to make payments to certain entities which may include banks, broker-dealers and other types of service providers for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, each Fund (or Class of shares thereof) is authorized to make payments up to a maximum rate of .25% of the average daily net assets of the Fund attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan.


 Individual Retirement Account ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Funds at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION


 Dividends, Distributions and Taxes

 Any income a Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends are usually paid quarterly. Capital gains, if any, for the Funds are distributed at least annually.

 Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income. If a Fund designates a distribution as a long-term capital gain, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.


 Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. In addition, dividends issued by REITs are generally not eligible for these rate reductions on qualified dividend income. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate;
 (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer; and (iv) distributions of long-term gains from sales by a Fund before May 6, 2003 will be taxed at the maximum rate of 20%.


 You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 Foreign shareholders may be subject to special withholding requirements. There is a tax penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

       FUND MANAGEMENT




 The Investment Adviser
 Kensington Investment Group, Inc. ("Kensington") is an SEC-registered investment adviser which specializes in real estate securities portfolio management. Kensington was founded in 1993 by principals who have been active in real estate securities research, trading and investment since 1985. Kensington provided discretionary investment management services for assets of approximately $1.4 billion as of March 31, 2004 for registered investment company clients, separate accounts and private limited partnerships.



 Kensington is located at 4 Orinda Way, Suite 200C, Orinda, CA 94563.



 Kensington makes the day-to-day investment decisions for the Funds. In addition, Kensington continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Adviser receives investment advisory fees from each of the Funds. The fee that the Adviser receives from the Strategic Realty Fund is a fulcrum-type performance fee. The fee increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. Through performance adjustments equal to 15% of the difference between the performance of the Fund and that of the Index during the previous twelve months, the fee can range from a minimum of 0.50% to a maximum of 2.50%. For the fiscal period ended December 31, 2003, the advisory fee payable to Kensington from the Strategic Realty Fund was 1.10%. The Adviser receives a fee from the Select Income Fund at a rate equal on an annual basis to 1.00% of the Fund's average daily net assets. For the fiscal period ended December 31, 2003, the advisory fee payable to Kensington from the Select Income Fund was 1.00%. The Adviser receives a fee from the Real Estate Securities Fund at a rate equal on an annual basis to 0.85% of the Fund's average daily net assets. For the fiscal period ended December 31, 2003, the advisory fee payable to Kensington from the Real Estate Securities Fund was 0.85%.

 FUND MANAGEMENT




 The Investment Committee

 The senior members of the Investment Committee are John Kramer, Paul Gray, Craig Kirkpatrick, Joel Beam and Ian Goltra, whose backgrounds are described below. This group leads the firm's investment strategy formation and implementation.



  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT                     organization. Mr. Kramer was previously
                                Executive Vice President at Liquidity Fund
                                Investment Corporation where he was
                                responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He received a B.A. in 1980 from the
                                State University of New York, Oneonta, in
                                Economics. Mr. Kramer received his Masters
                                Degree in Business Administration from the
                                University of California Berkeley in 1986.

  PAUL GRAY,                    Mr. Gray is responsible for securities
  MANAGING DIRECTOR             investment decisions on behalf of Kensington's
                                portfolios. Mr. Gray has been involved in the
                                portfolio management of real estate securities
                                since 1988. Mr. Gray was previously a partner
                                and founder of Golden State Financial
                                Services, a mortgage brokerage company. Prior
                                to founding Golden State Financial Services,
                                Mr. Gray worked for Liquidity Fund Investment
                                Corporation as the Director of Research for
                                the National Real Estate Index where he was
                                instrumental in designing the methodology and
                                systems used to track real estate values
                                throughout the United States. Mr. Gray
                                received a Bachelor of Science in Finance and
                                Real Estate in 1988 from the Business School
                                at the University of California at Berkeley.

 FUND MANAGEMENT


 The Investment Committee
 continued


  CRAIG M. KIRKPATRICK,         Mr. Kirkpatrick has been involved in the
  MANAGING DIRECTOR             research and trading of real estate securities
                                since 1985. He is a member of Kensington's
                                investment committee and involved in
                                Kensington's daily corporate business affairs.
                                Mr. Kirkpatrick was previously employed as
                                Vice President at Liquidity Fund Investment
                                Corporation from 1985-1993 responsible for the
                                research and trading of non-traded real estate
                                securities. Prior to joining Liquidity Fund,
                                Mr. Kirkpatrick was with Crocker Bank in the
                                finance department, acting as a liaison
                                between the Finance Division and World Banking
                                Division. Mr. Kirkpatrick received a Bachelor
                                of Science in Finance from the Business School
                                at the University of California at Berkeley in
                                1984.

  JOEL BEAM,                    Mr. Beam is a portfolio manager responsible
  EXECUTIVE VICE PRESIDENT      for securities investment decisions on behalf
                                of Kensington's portfolios and is the
                                principal responsible for managing the
                                research and trading group. He joined
                                Kensington in 1995 as a Senior Analyst and
                                began managing portfolios in 1997. He was
                                previously employed by Liquidity Financial
                                Advisors, Inc. where he was responsible for
                                valuation and pricing of real estate limited
                                partnership and institutional commingled
                                investment fund securities, as well as their
                                underlying properties. Mr. Beam received his
                                Bachelor of Arts with honors in 1994 from the
                                University of California at Berkeley.

  IAN GOLTRA,                   Mr. Goltra is responsible for research and
  SENIOR VICE PRESIDENT         evaluation of prospective investments. He has
                                been analyzing securities and other financial
                                assets since 1987. Previously, he was employed
                                as a Senior Financial Analyst at Textainer
                                Equipment Management and at Meridian Point
                                Properties, the predecessor company to
                                Meridian Industrial Trust. At Meridian, Mr.
                                Goltra analyzed portfolio and property level
                                cash flows as part of the asset management
                                process and was directly involved in the
                                successful recapitalization efforts of the
                                company. Prior to Meridian he was an analyst
                                at Liquidity Fund Investment Corporation,
                                where he performed property specific
                                valuations and analyzed prospective
                                investments. Mr. Goltra received his Bachelor
                                of Science in Finance from San Francisco State
                                University in 1989.

 FUND MANAGEMENT


 The Portfolio Managers


 Paul Gray serves as Portfolio Manager for the Kensington Strategic Realty Fund and is responsible for the day-to-day management of the Fund's portfolio.


 Paul Gray and Joel Beam serve as co-Portfolio Managers for the Kensington Select Income Fund and are responsible for the day-to-day management of its portfolio.

 Joel Beam serves as Portfolio Manager for the Kensington Real Estate Securities Fund and is responsible for the day-to-day management of its portfolio.

 The Distributor and Administrator

 BISYS Fund Services, Limited Partnership is the Funds' distributor and BISYS Fund Services Ohio, Inc. is the Funds' administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.


 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds.


 The Statement of Additional Information has more detailed information about the Funds' service providers.

 CAPITAL STRUCTURE. The Kensington Funds was organized as a Delaware statutory trust on January 10, 2003 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law. Each of the Funds is a successor in interest to certain funds having the same name, investment objective and investment policies that were previously included as series of another investment company, The Coventry Group (the 'Predecessor Funds'). On March 14, 2003, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds and effective April 1, 2003, the assets and liabilities of the Predecessor Funds were transferred to the Funds in exchange for shares of the Funds. Unless otherwise noted, information contained herein regarding fees and expenses of the Funds prior to April 1, 2003, relates to that of the Predecessor Funds.

 [ICON]

        FINANCIAL HIGHLIGHTS


   The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented below has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.


                         KENSINGTON STRATEGIC REALTY FUND


                                                               CLASS A
                                  ------------------------------------------------------------------
                                    FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                  PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                  DECEMBER 31,   MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                    2003(2)         2003         2002         2001        2000(1)
    NET ASSET VALUE, BEGINNING
     OF PERIOD                      $  37.32      $  41.27     $  36.22     $ 29.46       $ 25.00
    ------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income              1.51          2.17         1.64        2.36          1.48
     Net realized and unrealized
       gains (losses) from
       investments, options and
       securities sold short            9.88         (2.12)        7.30        7.64          4.48
    ------------------------------------------------------------------------------------------------
       Total from Investment
         Activities                    11.39          0.05         8.94       10.00          5.96
    ------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income            (1.90)         (2.51)       (2.47)      (2.52)        (1.39)
     Net realized gains               (1.47)         (1.49)       (1.42)      (0.72)        (0.11)
    ------------------------------------------------------------------------------------------------
       Total Distributions            (3.37)         (4.00)       (3.89)      (3.24)        (1.50)
    ------------------------------------------------------------------------------------------------
    Net Asset Value, End of
     Period                         $  45.34      $  37.32     $  41.27     $ 36.22       $ 29.46
    ------------------------------------------------------------------------------------------------
       Total Return (excludes
         sales charge)                 31.15%(a)      0.13%       25.83%      34.94%        24.36%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
     (000's)                        $267,657      $170,383     $172,682     $90,628       $11,967
    Ratio of expenses to average
     net assets
     (excluding dividend and
     interest expense)                  1.77%(b)      2.44%        3.18%       2.83%         2.25%(b)
    Ratio of expenses to average
     net assets
     (including dividend and
     interest expense)                  2.94%(b)      4.07%        3.82%       4.29%         2.41%(b)
    Ratio of net investment
     income to average net
     assets                             4.63%(b)      5.41%        4.02%       7.72%        14.63%(b)
    Portfolio Turnover(c)              87.07%       213.45%      190.84%     206.02%       240.19%


    (1) Commencement of operations was September 15, 1999.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                         KENSINGTON STRATEGIC REALTY FUND


                                                             CLASS B
                                ------------------------------------------------------------------
                                  FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                DECEMBER 31,   MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                  2003(2)         2003         2002         2001        2000(1)
    NET ASSET VALUE, BEGINNING
      OF PERIOD                   $ 37.09       $ 41.06      $ 36.09      $ 29.42       $ 25.00
    ----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income          1.27          1.82         1.39         2.17          1.34
      Net realized and
        unrealized gains
        (losses) from
        investments, options
        and securities sold
        short                        9.80         (2.06)        7.22         7.54          4.52
    ----------------------------------------------------------------------------------------------
        Total from Investment
          Activities                11.07         (0.24)        8.61         9.71          5.86
    ----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income         (1.67)        (2.24)       (2.22)       (2.32)        (1.33)
      Net realized gains            (1.47)        (1.49)       (1.42)       (0.72)        (0.11)
    ----------------------------------------------------------------------------------------------
        Total Distributions         (3.14)        (3.73)       (3.64)       (3.04)        (1.44)
    ----------------------------------------------------------------------------------------------
    Net Asset Value, End of
      Period                      $ 45.02       $ 37.09      $ 41.06      $ 36.09       $ 29.42
    ----------------------------------------------------------------------------------------------
        Total Return (excludes
          sales charge)             30.40%(a)     (0.60%)      24.87%       33.94%        23.96%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
      (000's)                     $45,340       $28,926      $23,993      $10,867       $ 1,433
    Ratio of expenses to
      average net assets
      (excluding dividend and
      interest expense)              2.52%(b)      3.19%        3.93%        3.63%         2.99%(b)
    Ratio of expenses to
      average net assets
      (including dividend and
      interest expense)              3.69%(b)      4.85%        4.57%        5.24%         3.15%(b)
    Ratio of net investment
      income to average net
      assets                         3.87%(b)      4.63%        3.44%        6.74%        11.58%(b)
    Portfolio Turnover(c)           87.07%       213.45%      190.84%      206.02%       240.19%


    (1) Commencement of operations was September 15, 1999.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                         KENSINGTON STRATEGIC REALTY FUND


                                                             CLASS C
                                ------------------------------------------------------------------
                                  FOR THE       FOR THE      FOR THE      FOR THE       FOR THE
                                PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                DECEMBER 31,   MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                  2003(2)         2003         2002         2001        2000(1)
    NET ASSET VALUE, BEGINNING
      OF PERIOD                   $ 37.07       $ 41.04      $ 36.07      $ 29.40       $ 25.00
    ----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income          1.28          1.81         1.37         2.17          1.36
      Net realized and
        unrealized gains
        (losses) from
        investments, options
        and securities sold
        short                        9.78         (2.05)        7.23         7.54          4.49
    ----------------------------------------------------------------------------------------------
        Total from Investment
          Activities                11.06         (0.24)        8.60         9.71          5.85
    ----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income         (1.67)        (2.24)       (2.21)       (2.32)        (1.34)
      Net realized gains            (1.47)        (1.49)       (1.42)       (0.72)        (0.11)
    ----------------------------------------------------------------------------------------------
        Total Distributions         (3.14)        (3.73)       (3.63)       (3.04)        (1.45)
    ----------------------------------------------------------------------------------------------
    Net Asset Value, End of
      Period                      $ 44.99       $ 37.07      $ 41.04      $ 36.07       $ 29.40
    ----------------------------------------------------------------------------------------------
        Total Return (excludes
          sales charge)             30.39%(a)     (0.60%)      24.85%       33.96%        23.91%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period
      (000's)                     $96,943       $54,913      $42,329      $20,898       $ 3,234
    Ratio of expenses to
      average net assets
      (excluding dividend and
      interest expense)              2.52%(b)      3.19%        3.93%        3.61%         3.00%(b)
    Ratio of expenses to
      average net assets
      (including dividend and
      interest expense)              3.68%(b)      4.85%        4.57%        5.19%         3.16%(b)
    Ratio of net investment
      income to average net
      assets                         3.94%(b)      4.58%        3.38%        6.78%        12.52%(b)
    Portfolio Turnover(c)           87.07%       213.45%      190.84%      206.02%       240.19%


    (1) Commencement of operations was September 15, 1999.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND


                                                              CLASS A
                                           ----------------------------------------------
                                             FOR THE          FOR THE          FOR THE
                                           PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                           DECEMBER 31,      MARCH 31,        MARCH 31,
                                             2003(2)            2003           2002(1)
    NET ASSET VALUE, BEGINNING OF PERIOD     $  32.50         $  31.18         $  25.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                      1.67             2.57             2.51
      Net realized and unrealized gains
        from investments, options and
        securities sold short                    5.07             1.29             6.29
    -------------------------------------------------------------------------------------
        Total from Investment Activities         6.74             3.86             8.80
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                     (1.95)           (2.54)           (2.58)
      Net realized gains                        (0.53)              --               --
      Return of capital                            --               --            (0.04)
    -------------------------------------------------------------------------------------
        Total Distributions                     (2.48)           (2.54)           (2.62)
    -------------------------------------------------------------------------------------
    Net Asset Value, End of Period           $  36.76         $  32.50         $  31.18
    -------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                               21.21%(a)        12.74%           36.37%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)        $474,117         $263,459         $119,483
    Ratio of expenses to average net
      assets
      (excluding dividend and interest
      expense)                                   1.60%(b)         1.60%            1.60%(b)
    Ratio of expenses to average net
      assets
      (including dividend and interest
      expense)                                   2.01%(b)         2.18%            2.16%(b)
    Ratio of net investment income to
      average net assets                         6.34%(b)         8.73%           11.00%(b)
    Portfolio Turnover(c)                       22.49%           49.59%           33.27%


    (1) Commencement of operations was April 3, 2001.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND


                                                              CLASS B
                                           ----------------------------------------------
                                             FOR THE          FOR THE          FOR THE
                                           PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                           DECEMBER 31,      MARCH 31,        MARCH 31,
                                             2003(2)            2003           2002(1)
    NET ASSET VALUE, BEGINNING OF PERIOD     $ 32.35          $ 31.08          $ 25.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                     1.47             2.26             2.45
      Net realized and unrealized gains
        from investments, options and
        securities sold short                   5.04             1.35             6.12
    -------------------------------------------------------------------------------------
        Total from Investment Activities        6.51             3.61             8.57
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                    (1.76)           (2.34)           (2.45)
      Net realized gains                       (0.53)              --               --
      Return of capital                           --               --            (0.04)
    -------------------------------------------------------------------------------------
        Total Distributions                    (2.29)           (2.34)           (2.49)
    -------------------------------------------------------------------------------------
    Net Asset Value, End of Period           $ 36.57          $ 32.35          $ 31.08
    -------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                              20.54%(a)        11.89%           35.41%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)        $64,900          $39,973          $11,049
    Ratio of expenses to average net
      assets
      (excluding dividend and interest
      expense)                                  2.35%(b)         2.35%            2.35%(b)
    Ratio of expenses to average net
      assets
      (including dividend and interest
      expense)                                  2.77%(b)         3.00%            3.04%(b)
    Ratio of net investment income to
      average net assets                        5.54%(b)         7.75%            9.94%(b)
    Portfolio Turnover(c)                      22.49%           49.59%           33.27%


    (1) Commencement of operations was April 3, 2001.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                          KENSINGTON SELECT INCOME FUND


                                                              CLASS C
                                           ----------------------------------------------
                                             FOR THE          FOR THE          FOR THE
                                           PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                           DECEMBER 31,      MARCH 31,        MARCH 31,
                                             2003(2)            2003           2002(1)
    NET ASSET VALUE, BEGINNING OF PERIOD     $  32.30         $ 31.06          $ 25.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                      1.48            2.28             2.46
      Net realized and unrealized gains
        from investments, options and
        securities sold short                    5.02            1.31             6.12
    -------------------------------------------------------------------------------------
        Total from Investment Activities         6.50            3.59             8.58
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                     (1.76)          (2.35)           (2.48)
      Net realized gains                        (0.53)             --               --
      Return of capital                            --              --            (0.04)
    -------------------------------------------------------------------------------------
        Total Distributions                     (2.29)          (2.35)           (2.52)
    -------------------------------------------------------------------------------------
    Net Asset Value, End of Period           $  36.51         $ 32.30          $ 31.06
    -------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                               20.54%(a)       11.87%           35.42%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)        $195,153         $98,752          $29,499
    Ratio of expenses to average net
      assets
      (excluding dividend and interest
      expense)                                   2.35%(b)        2.35%            2.35%(b)
    Ratio of expenses to average net
      assets
      (including dividend and interest
      expense)                                   2.77%(b)        3.00%            3.00%(b)
    Ratio of net investment income to
      average net assets                         5.61%(b)        7.85%           10.07%(b)
    Portfolio Turnover(c)                       22.49%          49.59%           33.27%


    (1) Commencement of operations was April 3, 2001.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS



                      KENSINGTON REAL ESTATE SECURITIES FUND


                                                                        CLASS A
                                                              ---------------------------
                                                                FOR THE        FOR THE
                                                              PERIOD ENDED   PERIOD ENDED
                                                              DECEMBER 31,    MARCH 31,
                                                                2003(2)        2003(1)
    NET ASSET VALUE, BEGINNING OF PERIOD                         $25.41         $25.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.83           0.25
      Net realized and unrealized gains from investments           7.14           0.38
    -------------------------------------------------------------------------------------
        Total from Investment Activities                           7.97           0.63
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (1.02)         (0.22)
      Net realized gains                                          (0.15)            --
    -------------------------------------------------------------------------------------
        Total Distributions                                       (1.17)         (0.22)
    -------------------------------------------------------------------------------------
    Net Asset Value, End of Period                               $32.21         $25.41
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      31.86%(a)       2.55%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                            $5,600         $   82
    Ratio of expenses to average net assets                        1.45%(b)       1.45%(b)
    Ratio of net investment income to average net assets           4.11%(b)       4.13%(b)
    Portfolio Turnover(c)                                         87.64%         13.10%


    (1) Commencement of operations was December 31, 2002.


    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.


   (a) Not-annualized.

   (b) Annualized.

   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS




                      KENSINGTON REAL ESTATE SECURITIES FUND



                                                                        CLASS B
                                                              ---------------------------
                                                                FOR THE        FOR THE
                                                              PERIOD ENDED   PERIOD ENDED
                                                              DECEMBER 31,    MARCH 31,
                                                                2003(2)        2003(1)
    NET ASSET VALUE, BEGINNING OF PERIOD                         $25.40         $25.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.70           0.21
      Net realized and unrealized gains from investments           7.06           0.37
    -------------------------------------------------------------------------------------
        Total from Investment Activities                           7.76           0.58
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.89)         (0.18)
      Net realized gains                                          (0.15)            --
    -------------------------------------------------------------------------------------
        Total Distributions                                       (1.04)         (0.18)
    -------------------------------------------------------------------------------------
    Net Asset Value, End of Period                               $32.12         $25.40
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      30.99%(a)       2.34%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                            $  907         $   10
    Ratio of expenses to average net assets                        2.20%(b)       2.20%(b)
    Ratio of net investment income to average net assets           3.33%(b)       3.38%(b)
    Portfolio Turnover(c)                                         87.64%         13.10%



    (1) Commencement of operations was December 31, 2002.



    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.



   (a) Not-annualized.



   (b) Annualized.



   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

 [ICON]

        FINANCIAL HIGHLIGHTS




                      KENSINGTON REAL ESTATE SECURITIES FUND



                                                                        CLASS C
                                                              ---------------------------
                                                                FOR THE        FOR THE
                                                              PERIOD ENDED   PERIOD ENDED
                                                              DECEMBER 31,    MARCH 31,
                                                                2003(2)        2003(1)
    NET ASSET VALUE, BEGINNING OF PERIOD                         $25.40         $25.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                        0.69           0.21
      Net realized and unrealized gains from investments           7.04           0.37
    -------------------------------------------------------------------------------------
        Total from Investment Activities                           7.73           0.58
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       (0.91)         (0.18)
      Net realized gains                                          (0.15)            --
    -------------------------------------------------------------------------------------
        Total Distributions                                       (1.06)         (0.18)
    -------------------------------------------------------------------------------------
    Net Asset Value, End of Period                               $32.07         $25.40
    -------------------------------------------------------------------------------------
        Total Return (excludes sales charge)                      30.88%(a)       2.34%(a)
    RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000's)                            $5,468         $   10
    Ratio of expenses to average net assets                        2.20%(b)       2.20%(b)
    Ratio of net investment income to average net assets           3.36%(b)       3.38%(b)
    Portfolio Turnover(c)                                         87.64%         13.10%



    (1) Commencement of operations was December 31, 2002.



    (2) The Fund changed its fiscal year end to December 31 following the completion of its March 31, 2003 fiscal year.



   (a) Not-annualized.



   (b) Annualized.



   (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                   THE KENSINGTON FUNDS

                   C/O BISYS FUND SERVICES

                   P.O. BOX 182235

                   COLUMBUS, OHIO 43218-2235

                   TELEPHONE: 1-877-833-7114

FOR QUESTIONS ABOUT INVESTMENT MANAGEMENT OF THE FUNDS CONTACT:

                   KENSINGTON INVESTMENT GROUP


                   4 ORINDA WAY, SUITE 200C


                   ORINDA, CALIFORNIA 94563

                   (800) 253-2949

                   FAX: (925) 253-9878

                   EMAIL: INFO@KIG.COM

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 (for information on the operations of the Public Reference Section, call 1-202-942-8090), or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21316.

                              THE KENSINGTON FUNDS

                        KENSINGTON STRATEGIC REALTY FUND
                          KENSINGTON SELECT INCOME FUND
                     KENSINGTON REAL ESTATE SECURITIES FUND

                       Statement of Additional Information


                                  April 30, 2004



         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for Kensington Strategic Realty Fund, Kensington Select Income Fund and Kensington Real Estate Securities Fund (the "Funds") dated April 30, 2004 (the "Prospectus"). The Funds are separate investment portfolios of The Kensington Funds (the "Trust"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing to The Kensington Funds c/o BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-877-833-7114. The Investment Adviser, Kensington Investment Group, Inc., can be reached by writing to 4 Orinda Way, Suite 200C, Orinda, California 94653, or by telephoning toll free 1-800-253-2949.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES.......................................       1
   Additional Information on Portfolio Instruments......................       1
   Investment Restrictions..............................................      17
   Portfolio Turnover...................................................      18

NET ASSET VALUE.........................................................      18

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................      19
   Matters Affecting Redemption.........................................      19

MANAGEMENT OF THE TRUST.................................................      20
   Trustees and Officers................................................      20
   Investment Adviser...................................................      24
   Personal Trading Policies............................................      26
   Portfolio Transactions...............................................      26
   Administrator........................................................      28
   Distributor..........................................................      29
   Custodian............................................................      32
   Transfer Agency and Fund Accounting Services.........................      32
   Independent Auditors.................................................      33
   Legal Counsel........................................................      33

ADDITIONAL INFORMATION..................................................      33
   Description of Shares................................................      33
   Vote of a Majority of the Outstanding Shares.........................      35
   Additional Tax Information...........................................      35
   Yields and Total Returns.............................................      41
   Performance Comparisons..............................................      49
   Proxy Voting.........................................................      49
   Miscellaneous........................................................      50

FINANCIAL STATEMENTS....................................................      51

APPENDIX................................................................      52

         The Kensington Funds (the "Trust") is an open-end management investment company which issues its Shares in separate series. The three current series of the Trust are Kensington Strategic Realty Fund (the "Strategic Realty Fund"), Kensington Select Income Fund (the "Select Income Fund") and Kensington Real Estate Securities Fund (the "Real Estate Securities Fund") (collectively the "Funds"). Prior to April 1, 2003, each of the Funds was a series of the same name (each a "Predecessor Fund") of another registered investment company, The Coventry Group, a Massachusetts business trust organized on January 8, 1992. Unless otherwise noted, all historical fees and expenses set forth herein relating to a Fund relate to those paid by the Predecessor Fund prior to April 1, 2003.

         Kensington Investment Group, Inc. (the "Adviser") serves as investment adviser to the Funds. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objective and policies of each of the Funds as set forth in the Prospectus.

         REAL ESTATE SECURITIES. Each Fund may invest in the common and senior securities of real estate investment trusts (REITs) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.


         REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

         Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers' ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the Investment Company Act of 1940, as amended ("1940 Act"). Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.


         MORTGAGE-RELATED SECURITIES. Each Fund may invest up to 15% of its assets in commercial mortgage-backed securities (CMBS). Holders of these securities receive payments derived from the interest and principal on an underlying pool of commercial loans. A Fund may purchase all grades of CMBS, including those rated below investment grade.

         COMMON STOCKS. Each Fund may invest in common stocks, which include the common stock of any class or series of domestic corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Each Fund may also invest in warrants and rights related to common stocks.

         CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated. The Funds do not have any rating criteria applicable to their investments in any securities, convertible or otherwise.

         PREFERRED STOCK. Each Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

         WARRANTS. Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

         Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

         BANK OBLIGATIONS. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by a Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are maintained by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Each Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). A Fund may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Trust's Board of Trustees, to be of comparable quality.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE AND FLOATING RATE NOTES. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury: others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         FUTURES CONTRACTS. Each Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

         To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position. Brokerage fees are also incurred when a futures contract is purchased or sold.

         Although futures contracts typically require future delivery of and payment for financial instruments, the futures contracts are usually closed out before the delivery date.

         Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract.

         As an example of an offsetting transaction in which the financial instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

         A Fund will not enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if such non-hedging positions would exceed the limitations established in CFTC regulations. Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the aggregate net notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

         A Fund will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC. Futures are also traded in various overseas markets.

         A Fund may enter into real estate related futures contracts as a hedge against changes in prevailing levels of real estate stock values in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected declines in real estate stock values, and purchases of futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or futures contracts, the Funds will segregate cash and liquid securities to cover any related liability.

         A Fund may enter into stock index futures contracts. A stock index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the stock index at purchase and at the close of the last trading day of the contract. In order to close long positions in the stock index contracts prior to their settlement date, the Funds will enter into offsetting sales of stock index contracts.

         Using stock index contracts in anticipation of market transactions involves certain risks. Although a Fund may intend to purchase or sell stock index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of stock index contracts may not correlate perfectly with the movement in the stock index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction

         Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or securities prices.

         A Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it has a fixed commitment or expectation to purchase.

         "Margin" with respect to futures and futures contracts is the amount of funds that must be deposited by a Fund with a broker in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, a Fund will mark to market the current value of its open futures contracts. The Funds expect to earn interest income on their margin deposits.

         The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract with cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by a Fund is subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

         The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         CALL OPTIONS. Each Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 25% of the market value of its net assets.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's Custodian.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         WRITING COVERED PUT OPTIONS. Each Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         A Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

         PURCHASING PUT OPTIONS. Each Fund may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         A Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price `s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

         A Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         A Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

         PURCHASING CALL OPTIONS. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         A Fund will commit no more than 5% of its assets to premiums when purchasing call options. A Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

         OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing call and put options on futures, a Fund may purchase call and put options on the underlying securities. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by a Fund or to reduce or eliminate the hedge position then currently held by the Fund, a Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

         RESTRICTED AND ILLIQUID SECURITIES. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Funds' Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, a Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

         Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. Each Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by the other investment companies. Each Fund currently intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. A Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         DIVERSIFICATION. Each Fund is a "non-diversified" management investment company, as defined in the 1940 Act. Therefore, none of the Funds is subject to the diversification requirements of the 1940 Act which generally limit investments, as to 75% of a Fund's total assets, to no more than 5% in securities in a single issuer and 10% of an issuer's voting securities. Similar diversification requirements, as to 50% of a Fund's total assets, will however be applicable to each Fund under the Internal Revenue Code.

         LEVERAGE. Each Fund can buy securities with borrowed money (a form of leverage). Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holding within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         REVERSE REPURCHASE AGREEMENTS AND LEVERAGE. Each Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. This is another form of leverage. Each Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by a Fund; accordingly, a Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, a Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Each Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. A Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

         WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. Each Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

         SHORT SALES. Each Fund may from time to time sell securities short. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, a Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by a Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). In addition, a Fund will place in a segregated account with its custodian an amount of cash or U.S. Government Securities equal to the difference, if any, between (a) the current market value of the securities sold, and (b) any cash or U.S. Government Securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, a Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short.

         A Fund will incur a loss as a result of a short sale (other than a short sale against the box, see below) if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Possible losses from such short sales differ from losses that could be incurred from a purchase of a security, because losses from such short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. Short sales will be limited to no more than 25% of the value of a Fund's assets.

         SHORT SALES AGAINST THE BOX. Each Fund may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one "against the box," will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. A Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of each of the Funds. They may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund:

         1. Each Fund has elected to qualify as a non-diversified series of the Trust.

         2. Each Fund will invest more than 25% of the value of its assets in securities of issuers in the real estate industry.

         Additionally, each Fund may not:

         3. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         4. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         5. engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         6. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         7. purchase physical commodities or contracts relating to physical commodities;

         8. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of each Fund's purchases or sales of portfolio securities for the year by the monthly average value of its portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve each Fund's objective.

                                 NET ASSET VALUE

         The net asset value of Shares of each of the Funds is determined and the Shares are priced as of the Valuation Time on each Business Day of the Trust. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of a Fund's portfolio securities that a Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Portfolio equity securities for which market quotations are readily available are valued based upon their last sales prices in their principal market. Lacking any sales, these securities are valued at the mean between the most recent bid and asked quotations. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser under the supervision of the Trust's Board of Trustees.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         As noted, the Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Trust under the general supervision of the Trust's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Fund Shares are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor" or "BISYS Fund Services") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders.

MATTERS AFFECTING REDEMPTION

         The Trust may suspend the right of redemption or postpone the date of payment for Shares with respect to a Fund during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Trust or the Fund, or
(d) the Commission has determined that an emergency exists as a result of which
(i) disposal by the Trust or the Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust or the Fund to determine the fair value of its net assets.

         The Trust may redeem Shares of a Fund involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "General Policies on Selling Shares" in the Prospectus.)

         The Adviser will pay investment dealers of record commissions on initial sales of Class A shares of $1 million or more based on purchase at net asset value. Such commissions will be paid at the rate of 1.00%. A contingent deferred sales charge (CDSC) of 1.00% will be imposed on redemptions of these shares (exclusive of shares purchased with reinvested dividends and/or distributions) within the first year after the initial sale.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Trust rests with its Board of Trustees. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

         Information on the Trustees of the Trust, including those Trustees who are not considered to be "interested persons" of the Trust, as that term is defined in the 1940 Act ("Independent Trustees"), and officers of the Trust, their business affiliations for the past five years and other relevant information is set forth below. As used in this SAI, the term "Fund Complex" includes the three Funds of the Trust.

INTERESTED TRUSTEES*


                                                                  PRINCIPAL
                           POSITION(S)   TERM OF OFFICE**        OCCUPATION(S)        NUMBER OF FUNDS IN          OTHER
   NAME, ADDRESS            HELD WITH     AND LENGTH OF        DURING PAST FIVE    FUND COMPLEX OVERSEEN     DIRECTORSHIPS
     AND AGE                THE FUNDS      TIME SERVED              YEARS                BY TRUSTEE         HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
JOHN P. KRAMER*              Trustee       Since 2003          President,                    3             Malan Realty
4 Orinda Way                   and                             Kensington                                  Investors, Inc.
Suite 200C                  President                          Investment Group,
Orinda, CA  94563                                              Inc. (since August
Age: 46                                                        1993)

CRAIG M. KIRKPATRICK*        Trustee       Since 2003          Managing Director,            3             None
4 Orinda Way                and Vice                           Kensington
Suite 200C                  President                          Investment Group,
Orinda, CA  94563                                              Inc. (since August
Age:  41                                                       1993)

* Messrs. Kramer and Kirkpatrick are each considered to be an "interested person" of the Trust as defined in the 1940 Act due to their employment with Kensington Investment Group, Inc., the Funds' investment adviser.

** Trustees hold their position with the Trust until their resignation or removal.

INDEPENDENT TRUSTEES


                                                                                      NUMBER OF
                                                                                      FUNDS IN
                                                                                        FUND
                           POSITION(S)   TERM OF OFFICE**         PRINCIPAL            COMPLEX              OTHER
   NAME, ADDRESS            HELD WITH     AND LENGTH OF    OCCUPATION(S) DURING       OVERSEEN          DIRECTORSHIPS
     AND AGE                THE FUNDS      TIME SERVED       PAST FIVE YEARS         BY TRUSTEE       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
ROBERT M. BROWN              Trustee       Since 2003      Partner, VxCapital             3                  None
3435 Stelzer Road                                          Partners (Aircraft
Columbus, OH  43219                                        leasing) (since
Age:  45                                                   March 2002); Senior
                                                           Vice President,
                                                           Pegusus Aviation,
                                                           Inc. (Aircraft
                                                           leasing)
                                                           (1988-2002).

----------------------------------------------------------------------------------------------------------------------
FRANK C. MARINARO            Trustee       Since 2003      Portfolio Manager,             3                  None
3435 Stelzer Road                                          Emery and Howard
Columbus, OH  43219                                        Portfolio
Age:  42                                                   Management (since
                                                           1993)

DAVID R. PEARCE              Trustee       Since 2003      Vice President,                3                  None
3435 Stelzer Road                                          Chief Financial
Columbus, OH 43219                                         Officer, and
Age:  45                                                   Treasurer,
                                                           Geerlings & Wade
                                                           (wine retailer)
                                                           (since 1996).



** Trustees hold their position with the Trust until their resignation or removal.

OFFICERS WHO ARE NOT TRUSTEES


                                 POSITION(S)
        NAME, ADDRESS           HELD WITH THE     TERM OF OFFICE** AND     PRINCIPAL OCCUPATION(S) DURING PAST FIVE
           AND AGE                  FUNDS        LENGTH OF TIME SERVED                       YEARS
-------------------------------------------------------------------------------------------------------------------
PAUL GRAY                        Vice President        Since 2003         From 1993 to present,
4 Orinda Way                                                              Managing Director of Kensington
Suite 200C                                                                Investment Group, Inc.
Orinda, CA 94563
Age: 38


CYNTHIA M. YEE                    Secretary            Since 2003         From 1994 to present, Executive Vice President and
4 Orinda Way                    and Treasurer                             Chief Financial Officer of Kensington
Suite 200C                                                                Investment Group, Inc.
Orinda, CA 94563
Age 38

MARK R. SICHLEY                   Assistant            Since 2003         From 1987 to present, Director, Client
3435 Stelzer Road               Vice President                            Services of BISYS Fund Services.
Columbus, OH 43219
Age: 45

MARTIN R. DEAN                                         Since 2004         From 1994 to present, employee of
3435 Stelzer Road               Vice President                            BISYS Fund Services.
Columbus, OH 43219
Age: 40

                                 POSITION(S)
        NAME, ADDRESS           HELD WITH THE     TERM OF OFFICE** AND     PRINCIPAL OCCUPATION(S) DURING PAST FIVE
           AND AGE                  FUNDS        LENGTH OF TIME SERVED                       YEARS
-------------------------------------------------------------------------------------------------------------------
CHRIS SABATO                      Assistant            Since 2003         From February 1993 to present, employee of
3435 Stelzer Road                 Treasurer                               BISYS Fund Services.
Columbus, OH 43219
Age: 35

ALAINA V. METZ                    Assistant            Since 2003         From June 1995 to present, employee of
3435 Stelzer Road                 Secretary                               BISYS Fund Services.
Columbus, OH 43219
Age: 36

STEPHANIE L. PFROMER              Assistant            Since 2003         From January 2000 to present, Vice
3435 Stelzer Road                 Secretary                               President and Senior Counsel to BISYS Fund
Columbus, OH  43219                                                       Services.
Age: 35

** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES


         The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Trust's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof. The members of the Audit Committee include all of the Board's Independent Trustees: Messrs. Brown, Marinaro, and Pearce. For the fiscal period ended December 31, 2003, the Audit Committee met twice. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The Nominating Committee did not hold a meeting during the fiscal period ended December 31, 2003. The purpose of the Valuation Committee, which is also comprised of all of the Independent Trustees, is to oversee the implementation of the Trust's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets quarterly.


OWNERSHIP OF SECURITIES

         As of the date of this Statement of Additional Information, the Trust's Trustees and Officers, as a group, own less than 1% of each Fund's outstanding shares.

         As of December 31, 2003, the dollar range of equity securities owned beneficially by each Trustee was as follows:



                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                            SECURITIES IN ALL REGISTERED INVESTMENT
                                             DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                             SECURITIES IN THE FUNDS                  INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

  ROBERT M. BROWN                                      $0                                     $0

  FRANK C. MARINARO                       Kensington Strategic Realty                  $10,001 - 50,000
                                            Fund - $10,001 - 50,000

  DAVID R. PEARCE                         Kensington Strategic Realty                  $10,001 - 50,000
                                            Fund - $10,001 - $50,000

  DAVID REICHENBAUM**                     Kensington Strategic Realty                    Over $100,000
                                              Fund - over $100,000

                                        Kensington Select Income Fund -
                                                 over $100,000

INTERESTED TRUSTEES*

  JOHN P. KRAMER                          Kensington Strategic Realty                    Over $100,000
                                              Fund - over $100,000

                                        Kensington Select Income Fund -
                                                 over $100,000

                                        Kensington Real Securities Fund
                                                - over $100,000

  PAUL GRAY**                              Kensington Strategic Realty                    Over $100,000
                                              Fund - over $100,000

                                        Kensington Select Income Fund
                                                - over $100,000

                                        Kensington Real Securities Fund
                                                - over $100,00 0

  CRAIG M. KIRKPATRICK                  Kensington Strategic Realty                    Over $100,000
                                              Fund - over $100,000

                                        Kensington Select Income Fund
                                                - over $100,000

                                           Kensington Real Securities
                                              Fund - over $100,000


  * Shares of each of the Funds deemed to be owned by each of the Interested Trustees include Fund shares owned as of December 31, 2003 by Kensington Investment Group, Inc., of which each Interested Trustee is a "control person."


 ** Messrs. Reichenbaum and Gray resigned as Trustees effective as of April 23, 2004.

         Each Trustee who is not an officer or employee of Kensington Investment Group or any of its affiliates receives a fee of $2,000 per meeting of the Board attended in person or by telephone. Costs are allocated equally among the Funds. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Trustees who are affiliated with Kensington Investment Group receive no compensation from the Trust.


         For the fiscal period ended December 31, 2003 the Trustees received the following compensation from the Trust:



Name of Trustee               Aggregate       Pension or Retirement      Estimated Annual     Total Compensation
                            Compensation     Benefits Accrued as Part     Benefits Upon      from the Fund Complex
                           from the Funds       of Funds Expenses           Retirement       Paid to the Trustees

Robert M. Brown               $8,500                  $0                       $0                  $8,500
Frank C. Marinaro             $8,500                  $0                       $0                  $8,500
David R. Pearce               $8,500                  $0                       $0                  $8,500
David Reichenbaum+            $8,500                  $0                       $0                  $8,500
John P. Kramer*               $    0                  $0                       $0                  $    0
Paul Gray*+                   $    0                  $0                       $0                  $    0
Craig M. Kirkpatrick*         $    0                  $0                       $0                  $    0




* Messrs. Kramer, Gray and Kirkpatrick did not receive compensation for their services as Trustees due to their positions with the Adviser.

+ Messrs. Reichenbaum and Gray resigned as Trustees effective as of April 23, 2004.


INVESTMENT ADVISER


         Investment advisory services for the Funds are provided by Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563. The Adviser currently acts as investment adviser to the Funds pursuant to Investment Advisory Agreements dated April 1, 2003 for the Kensington Strategic Realty Fund ("Strategic Realty Agreement"), the Kensington Select Income Fund ("Select Income Agreement"), and the Kensington Real Estate Securities Fund ("Real Estate Securities Agreement"). Collectively, the Strategic Realty Agreement, the Select Income Agreement and the Real Estate Securities Agreement are referred to as the "Advisory Agreements."



         Unless sooner terminated, the Advisory Agreements continue in effect until December 31, 2004, and from year to year thereafter, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of a Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any party to the Agreement by votes cast in person at a meeting called for such purpose. Each Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. Each Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         Each Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         Under the Advisory Agreements, the Funds pay the Adviser fees for its services performed pursuant to these agreements. The fees, which are computed daily and paid monthly, are at the following annual rates for each Fund, calculated as a percentage of the particular Fund's average daily net assets:
Strategic Realty Fund, 1.50% (subject to performance adjustments); Select Income Fund, 1.00%; and Real Estate Securities Fund, 0.85%.

         For the services provided pursuant to the Strategic Realty Agreement, the Strategic Realty Fund pays the Adviser a base fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the Fund's average daily net assets, of 1.50%. The management fee is a fulcrum-type performance fee that increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. Through performance adjustments equal to 15% of the difference between the performance of the Fund and that of the Index during the previous twelve months, the fee can range from a minimum of 0.50% to a maximum of 2.50%. This fee arrangement may result in higher fees than those paid by other investment companies. The Adviser may receive the maximum fee even if the Strategic Realty Fund's absolute performance is negative, and it may receive the minimum fee even when the Fund has significant positive performance. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of the Strategic Realty Fund available for distribution as dividends.


         The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Strategic Realty Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, and C shares at 2.25%, 3.00% and 3.00%, respectively, provided that these limits do not apply to increases due to performance fee adjustments or to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the Strategic Realty Fund for the fiscal year ended March 31, 2002 totaled $4,258,363, and the Adviser waived advisory fees in the amount of $74,662 in accordance with applicable fee waiver adjustments. Investment advisory fees earned by the Adviser for services to the Strategic Realty Fund for the fiscal year ended March 31, 2003 totaled $4,167,856, and the Adviser waived advisory fees in the amount of $20,818 in accordance with applicable fee waiver adjustments. For the fiscal year ended March 31, 2003, the Strategic Realty Fund reimbursed the Adviser fees of $99,928 which had been waived by the Adviser in prior fiscal years. As of March 31, 2003, $253,722 was available for reimbursement from the Strategic Realty Fund to the Adviser. Investment advisory fees earned by the Adviser for services to the Strategic Realty Fund for the fiscal period ended December 31, 2003 totaled $2,668,453, and the Adviser did not waive any advisory fees during this period. During the fiscal period ended December 31, 2003, the Strategic Realty Fund reimbursed the Adviser fees of $253,722 which had been waived by the Adviser in prior fiscal years, and, as a result of these reimbursements of the Adviser by the Fund, as of December 31, 2003, the Adviser has been fully reimbursed for any expenses previously waived by the Adviser.



         The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Select Income Fund to the extent necessary to maintain the Fund's Total Fund Operating Expenses for Class A, B, and C shares at 1.60%, 2.35% and 2.35%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to Select Income Fund for the period from April 3, 2001 (commencement of operations) through fiscal year ended March 31, 2002 totaled $404,571, and the Adviser waived advisory fees in the amount of $207,905. Investment advisory fees earned by the Adviser for services to Select Income Fund for the fiscal year ended March 31, 2003 totaled $2,926,819, and the Adviser waived advisory fees in the amount of $240,243. As of March 31, 2003, $448,148 was available for reimbursement from the Select Income Fund to the Adviser. Investment advisory fees earned by the Adviser for services to the Select Income Fund for the fiscal period ended December 31, 2003 totaled $4,395,567, and the Adviser waived advisory fees in the amount of $37,261. During the fiscal period ended December 31, 2003, the Select Income Fund reimbursed the Adviser fees of $173,050 which had been waived by the Adviser in prior fiscal years. As of December 31, 2003, $312,359 was available for reimbursement from the Select Income Fund to the Adviser.



         The Adviser has contractually agreed, until December 31, 2006, to waive fees and/or reimburse the Real Estate Securities Fund to the extent necessary to maintain the Fund's Total

Fund Operating Expenses for Class A, B, and C shares at 1.45%, 2.20% and 2.20%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Real Estate Securities Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to Real Estate Securities Fund for the period from December 31, 2002 (commencement of operations) through fiscal year ended March 31, 2003 totaled $211, and the Adviser waived and/or reimbursed advisory fees in the amount of $15,338. As of March 31, 2003, $15,338 was available for reimbursement from the Real Estate Securities Fund to the Adviser. Investment advisory fees earned by the Adviser for services to the Real Estate Securities Fund for the fiscal period ended December 31, 2003 totaled $29,884, and the Adviser waived and/or reimbursed advisory fees in the amount of $72,475. As of December 31, 2003, $87,813 was available for reimbursement from the Real Estate Securities Fund to the Adviser.



         Each Advisory Agreement is substantially similar in all material respects, including the investment advisory fee paid to the Adviser, to the Investment Advisory Agreement for each Fund's respective Predecessor Fund (collectively, the "Predecessor Advisory Agreements"). The Advisory Agreements were approved by both a majority of the Trustees and a majority of the Independent Trustees at a meeting held on December 5, 2003. In approving the new Investment Advisory Agreements for the Funds ("New Advisory Agreements"), the Board of Trustees of the Trust requested and received from the Adviser extensive information and data relating to the Adviser and its management of the Funds, including information that related to the Adviser's management of the Predecessor Funds under the Predecessor Advisory Agreements. The Board considered a number of factors including each Fund's investment performance, each Fund's operating expenses, and the Adviser's capability to manage the Funds, and the Board compared this information with information they had received about other, similar mutual funds. The Board members also took into consideration the brokerage practices of the Adviser, including soft dollar arrangements, in considering the Adviser's services. Based upon this review, it was the determination of the Board members that the adoption of each Advisory Agreement with the Adviser was in the best interests of the Funds and their shareholders.


PERSONAL TRADING POLICIES


         The Funds, the Adviser and the Distributor have adopted Codes of Ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Consistent with the Rule, the Codes (other than the Adviser's Code) permit persons subject to the Codes to invest in securities, including securities that may be purchased by a Fund. The Adviser's Code of Ethics does not permit persons subject to it to purchase securities that may be purchased by a Fund.


PORTFOLIO TRANSACTIONS

         Pursuant to each Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute a Fund's portfolio transactions. Certain purchases and sales of portfolio securities with respect to a Fund are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Firms with which portfolio transactions for the Funds will be conducted are selected based on a number of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause a Fund to pay commissions higher than those another broker-dealer would have charged if the Adviser believes the commission paid is reasonable relative to the value of the brokerage and research services received by the Adviser. Research services so received by the Adviser may be useful to the Adviser in providing services to clients other than the Funds, and not all such services are used by the Adviser in connection with the Funds. Similarly, research services provided to the Adviser by broker-dealers through which transactions are executed for clients other than the Funds may be used by the Adviser in providing services to the Funds.

         Investment decisions for each Fund are made independently from those for other accounts managed by the Adviser. Any such account may also invest in the same securities as a Fund. Securities purchased for a Fund may not be purchased for other accounts, and vice versa. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for the other accounts in order to obtain best execution.


         For the fiscal period ended December 31, 2003, and for the fiscal years ended March 31, 2003 and 2002, respectively, the Strategic Realty Fund, the Select Income Fund and the Real Estate Securities Fund, paid the following brokerage commissions:







FISCAL YEAR OR PERIOD ENDED:   DECEMBER 31,       MARCH 31,            MARCH 31,
                                   2003             2003                 2002
Strategic Realty Fund          $1,663,714        $ 1,668,643          $ 1,756,010
Select Income Fund             $3,273,034        $ 3,947,743          $ 1,573,737*
Real Estate Securities Fund    $  165,207        $         0**                N/A

     * For the period April 3, 2001 (commencement of operations) through the fiscal year ended March 31, 2002.

     **For the period December 31, 2002 (commencement of operations) through the fiscal year ended March 31, 2003.


     With respect to brokerage transactions for the fiscal period ended December 31, 2003, the Funds purchased and sold securities through brokers that provided research services to the Funds and the Funds paid commissions to such brokers as follows:



---------------------------------------------------------------------------------------------
                                   Amount of Brokerage                 Amount of Brokerage
                                       Transactions                     Commissions Paid
---------------------------------------------------------------------------------------------
Strategic Realty Fund                   $ 16,207,244                         $  34,230
---------------------------------------------------------------------------------------------
Select Income Fund                      $ 66,091,706                         $ 129,305
---------------------------------------------------------------------------------------------
Real Estate Securities Fund             $     39,387                         $      80
---------------------------------------------------------------------------------------------

ADMINISTRATOR

         BISYS serves as administrator ("Administrator") to the Funds pursuant to a Management and Administration Agreement dated April 1, 2003 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities and provide the Funds with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities to handle each Fund's affairs. These services include, among other things: assisting in the selection of and conducting and overseeing relations with various service providers to the Funds; maintaining the Funds' regulatory compliance calendar; preparing the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; coordinating and supervising the preparation and filing of the Funds' tax returns; monitoring each Funds' compliance with its status under the Internal Revenue Code; preparing compliance filings pursuant to state securities laws; developing and preparing, with the assistance of the Adviser, the Funds' Annual and Semi-Annual Reports and other communications to Shareholders; assisting Fund counsel in the preparation and filing of the Funds' Registration Statement and any proxy materials; preparing and filing timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; calculating the Funds' expenses, controlling their disbursements, calculating various measures of performance and operations; and generally assisting in all aspects of the Funds' operations other than those performed by the Adviser, under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement, by BISYS Fund Services as Distributor, or by BISYS under the Transfer Agency Agreement or Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


         The Administrator receives fees from the Funds for its services as Administrator and for its services under the Transfer Agency Agreement and Fund Accounting Agreement pursuant to an Omnibus Fee Agreement. In addition to certain out-of-pocket expenses, these fees include: asset-based fees of 0.12% of each Fund's average daily net assets up to $1 billion and 0.10% for such assets in excess of $1 billion and per account fees of $25 per shareholder account. An additional annual amount of $25,000 per Fund is charged for each class of shares in addition to the initial class. The asset-based and multiple class fees (but not the per account fee) of the Funds are subject to an annual complex minimum of $375,000. The Administrator may periodically waive all or a portion of its fee with respect to a Fund in order to increase the net income of the Fund available for distribution as dividends.



         For the fiscal period ended December 31, 2003, and for the fiscal years ended March 31, 2003 and 2002, respectively, the Strategic Realty Fund, the Select Income Fund and the Real Estate Securities Fund incurred the following administrative and fund accounting fees pursuant to the Omnibus Fee Agreement:

FISCAL YEAR OR PERIOD ENDED:


                                  DECEMBER 31,       MARCH 31,   MARCH 31,
                                    2003               2003         2002
Strategic Realty Fund              $360,969         $445,705     $324,602

Select Income Fund                 $649,280         $522,872     $ 66,656*

Real Estate Securities Fund        $  4,348         $     42**      N/A

         * For the period April 3, 2001 (commencement of operations) through the fiscal year ended March 31, 2002.


         **For the period December 31, 2002 (commencement of operations) through the fiscal year ended March 31, 2003.


         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until August 31, 2004. The Administration Agreement thereafter shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator. If the Administrator is replaced for any other reason, the Administrator shall receive a cash payment equal to fees that would be due for the balance of the term based on the average previous twelve months' Fund assets and number of shareholder accounts.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS Fund Services serves as distributor to the Funds pursuant to the Distribution Agreement dated April 1, 2003 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until March 31, 2005, and from year to year thereafter, if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS Fund Services solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Trust, but may receive compensation from the Funds under the Service and Distribution Plan described below.

         The Trust has adopted a Service and Distribution Plan for each class of Shares of the Funds (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in amounts not to exceed, on an annual basis, 0.25% of the average daily net assets of Class A Shares of the Fund and 1.00% of Class B and Class C Shares. Each Class is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may be terminated with respect to a Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Class requires approval by a majority of the Shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to a Class for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, for each Class, the Trustees, in approving the Plan, must determine that there is a reasonable likelihood that the Plan will benefit the Class and its Shareholders.

         With respect to the Strategic Realty Fund, for the fiscal period ended December 31, 2003, and for the fiscal years ended March 31, 2003 and 2002, respectively, the Strategic Realty Fund paid the Distributor pursuant to the Distribution Plan the following amounts of distribution fees:

FISCAL YEAR OR PERIOD ENDED:            DECEMBER 31,  MARCH 31,      MARCH 31,
                                          2003           2003          2002
Class A                                  $396,888      $424,501      $313,788

Class B                                  $279,636      $271,119      $174,439

Class C                                  $568,502      $502,218      $324,364

         With respect to the Select Income Fund, for the fiscal period ended December 31, 2003, and for the fiscal years ended March 31, 2003 and March 31, 2002, respectively, the Select Income Fund paid the Distributor the following amounts of distribution fees:

FISCAL YEAR OR PERIOD ENDED:         DECEMBER 31,   MARCH 31,         MARCH 31,
                                        2003         2003                2002
Class A                              $ 718,945      $505,779           $66,055*

Class B                              $ 405,769      $251,369           $44,416*

Class C                             $1,114,009      $652,326           $95,933*

         *For the period April 3, 2001 (commencement of operations) through the fiscal year ended March 31, 2002.

         With respect to the Real Estate Securities Fund, for the period December 31, 2002 (commencement of operations) through the fiscal year ended March 31, 2003, and for the fiscal period ended December 31, 2003, the Real Estate Securities Fund paid the Distributor the following amounts of distribution fees:

FISCAL YEAR OR PERIOD ENDED:           DECEMBER 31, 2003        MARCH 31, 2003
Class A                                   $ 3,995                      $50

Class B                                   $ 2,705                      $25

Class C                                   $16,473                      $25


         The Board of Trustees of the Trust believes that the Plan is in the best interests of each Class of the Funds since it encourages Fund growth. As the Funds grow in size, certain expenses, and, therefore, total expenses per Share, may be reduced and overall performance per Share may be improved.

CUSTODIAN

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as the Funds' custodian ("Custodian"). The Custodian is an affiliate of Bear, Stearns & Co., Inc. and Bear, Stearns Securities Corp., entities with which the Funds may transact other business including loans of portfolio securities and repurchase agreements.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

         BISYS, in addition to its service as Administrator, also serves as Transfer Agent and Dividend Disbursing Agent for the Funds pursuant to a Transfer Agency Agreement. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Funds' Shareholders of record: maintenance of shareholder records for the Funds' Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. The Funds pay the Transfer Agent for these services pursuant to the Omnibus Fee Agreement (see "Administrator").

         In addition, BISYS provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement. Fees for these services are also paid pursuant to the Omnibus Fee Agreement (see "Administrator"). Under the Fund Accounting Agreement, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per Share, calculation of the net income and capital gains, if any, and of yield, verification and reconciliation of each Fund's daily trade activity with the Custodian; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

INDEPENDENT AUDITORS


         Ernst & Young LLP has been selected as independent auditors for the Funds for the fiscal year ending December 31, 2004.


LEGAL COUNSEL

         Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Delaware statutory trust, organized on January 10, 2003. Each of the Funds is the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 14, 2003, the shareholders of each of the Predecessor Funds approved their reorganization into the corresponding fund in the Trust, effective April 1, 2003.

         The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Trust currently consists of three separate funds organized as separate series of Shares. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

         As of April 6, 2004, the following persons or entities owned beneficially or of record 5% or more of the outstanding shares of the indicated class of shares of each of the Funds:

                                        NAME AND ADDRESS                         AMOUNT OF RECORD OR       PERCENT OF
FUND NAME AND CLASS                     OF BENEFICIAL OWNER                      BENEFICIAL OWNERSHIP        CLASS
-------------------                     -------------------                      --------------------      ----------
Real Estate Securities Fund             LPL Financial Services                           71,478                25.66%*
Class A                                 9785 Towne Centre Drive
                                        San Diego, CA 92121

                                        NFSC - For the Benefit of                        70,912                25.46%*
                                        USB FBO
                                        1555 N. River Center
                                        Milwaukee WI 53212

                                        Pershing LLC                                     47,368                17.00%
                                        P.O. Box 2052
                                        Jersey City, NJ 07303

                                        Harold and Sandra Noborikawa                     22,990                8.25%
                                        9 Lumahai Street
                                        Honolulu, HI 96825

Real Estate Securities Fund             Pershing LLC                                     11,130                25.53%*
Class B                                 P.O. Box 2052
                                        Jersey City, NJ 07303

                                        NFSC - For the Benefit of                         9,513                21.82%
                                        Jeanne M. Cusick
                                        Somerset, MA 02726

                                        Lyle and Doris Wood                               2,349                5.39%
                                        4779 Prospect Lane
                                        Paradise, CA 95969

Real Estate Securities Fund             NFSC - For the Benefit of                        68,990                26.45%*
Class C                                 Delores L. Thomas, as Trustee
                                        Salisbury, NC 28145

                                        Pershing LLC                                     52,204                20.01%
                                        P.O. Box 2052
                                        Jersey City, NJ 07303


                                        LPL Financial Services                           15,094                5.79%
                                        9785 Towne Centre Drive
                                        San Diego, CA 92121


Select Income Fund                      NFSC - For the Benefit of                       3,209,333              21.26%
Class A                                 USB FBO
                                        Milwaukee, WI 53212

                                        Pershing LLC                                    3,000,865              19.88%
                                        P.O. Box 2052
                                        Jersey City, NJ 07303

                                        Charles Schwab & Co., Inc.                      2,380,746              15.77%
                                        101 Montgomery Street
                                        San Francisco, CA 94101

                                        LPL Financial Services                          1,466,890              9.72%
                                        9785 Towne Centre Drive
                                        San Diego, CA 92121

                                        FTC & Co.                                       1,195,917              7.92%
                                        P.O. Box 173736
                                        Denver, CO 80217

                                        National Investor Services                       965,568               6.40%
                                        55 Water Street
                                        New York, NY 10041

Select Income Fund                      Pershing LLC                                     634,372               32.98%*
Class B                                 P.O. Box 2052
                                        Jersey City, NJ 07303

                                        NFSC - For the Benefit of                        325,221               16.91%
                                        NFS FMTC Rollover IRA
                                        880 Rue de la Paix
                                        Cincinnati, OH 45220

                                        LPL Financial Services                           173,731               9.03%
                                        9785 Towne Centre Drive
                                        San Diego, CA 92121

Select Income Fund                      Pershing LLC                                    1,887,740              31.83%*
Class C                                 P.O. Box 2052
                                        Jersey City, NJ 07303

                                        NFSC - For the Benefit of                       1,372,773              23.15%
                                        NFS FMTC IRA

                                        Gurney Hill Road
                                        Hartford-Canton, ME 04221

                                        LPL Financial Services                           501,387               8.45%
                                        9785 Towne Centre Drive
                                        San Diego, CA 92121


Strategic Realty Fund                   NFSC - For the Benefit of                       1,642,515              24.08%
Class A                                 Malco Products, Inc. Employee Plan
                                        P.O. Box 400
                                        Annandale MN 55302

                                        Pershing LLC                                    1,597,402              23.42%
                                        P.O. Box 2052
                                        Jersey City, NJ 07303

                                        LPL Financial Services                           952,289               13.96%
                                        9785 Towne Centre Drive
                                        San Diego, CA 92121

                                        Charles Schwab & Co., Inc.                       344,655               5.05%
                                        101 Montgomery Street
                                        San Francisco, CA 94104

Strategic Realty Fund                   Pershing LLC                                     383,355               35.51%*
Class B                                 P.O. Box 2052
                                        Jersey City, NJ 07303

                                        NFSC - For the Benefit of                        213,515               19.78%
                                        Dr. Shah MD PC Profit Sharing Plan
                                        Okemos, MI 48864

Strategic Realty Fund                   Pershing LLC                                     863,852               35.94%*
Class C                                 P.O. Box 2052
                                        Jersey City, NJ 07303

                                        NFSC - For the Benefit of                        338,635               14.09%
                                        Richard A. Robb, as Custodian
                                        Marblehead, MA 01945

                                        LPL Financial Services                           141,025               5.87%
                                        9785 Towne Centre Drive
                                        San Diego, CA 92121


    * A party holding in excess of 25% of the outstanding voting securities of a fund may be deemed to control the fund based on the substantial ownership interest held and the party's resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund or a Class means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund or Class, as applicable, present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund or Class, as applicable, are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund or Class, as applicable.

ADDITIONAL TAX INFORMATION

         TAXATION OF THE FUND. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

         As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of a Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

         Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         DISTRIBUTIONS BY THE FUNDS REDUCE THE NET ASSET VALUE OF THE FUNDS' SHARES. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         DISTRIBUTION CLASSIFIED AS RETURN OF CAPITAL. From time to time dividends received by a Fund from its securities investments may exceed the earnings and profits reported. In that event, the excess would constitute a return of capital for tax purposes. The portion of a Fund distribution classified as a return of capital generally is not taxable to the Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

         DISCOUNT SECURITIES. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions a Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in futures contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of a Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Funds' other investments and shareholders will be advised of the nature of the payments.

         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by a Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

         Certain options in which the Funds may invest are "Section 1256 contracts". Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

         Unless certain constructive sales rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, a Fund's holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options and other hedging transactions.

         SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where: (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         BACKUP WITHHOLDING. The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in a Fund may be different from those described above. In light of the Fund's investments in REITs and other real estate assets, an investment in a Fund may not be appropriate for certain foreign shareholders. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         OTHER TAXATION. The Trust is organized as a Delaware statutory trust and, under current law, neither the Trust nor any fund is liable for any income or franchise tax in the State of Delaware, provided that each fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund Shareholders may be subject to state and local taxes on Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

YIELDS AND TOTAL RETURNS

         YIELD CALCULATIONS. Yields on each Class of Fund Shares are computed by dividing the net investment income per share (as described below) earned by the Class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Class earned during the period is based on the average daily number of Shares of that Class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                 Yield = 2[((a-b/cd)+1)exp(6)-1]

Where:   a =     dividends and interest earned during the period.
         b =     expenses accrued for the period (net of reimbursements).
         c =     the average daily number of Shares outstanding during the
                 period that were entitled to receive dividends.
         d =     maximum offering price per share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund or a Class. Such waiver would cause the yield of a Class to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Class of Shares of a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Class immediately rather than paid to the investor in cash. A Fund computes the average annual total return for each Class by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual
Total Return            = [(ERV/P)exp(1/n)-1]

Where:          ERV  =  ending redeemable value at the end of the period
                        covered by the computation of a hypothetical $1,000
                        payment made at the beginning of the period.
                P =     hypothetical initial payment of $1,000.
                n =     period covered by the computation, expressed in terms
                        of years.

         The Funds compute their aggregate total return for each Class by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return  =  [(ERV/P)-1]

                   ERV  =  ending redeemable value at the end of the period
                           covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                     P  =  hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes       =  [(ATV(D)/P)exp(1/n)-1]
              (after taxes on distributions)
Where:                  P                     =  a hypothetical initial payment
                                                 of $1,000.
                        n                     =  number of years.
                        ATV(D)                =  ending value of a hypothetical
                                                 $1,000 payment made at the
                                                 beginning of the 1-, 5-, or
                                                 10-year periods at the end of
                                                 such periods, after taxes on
                                                 fund distributions but not
                                                 after taxes on redemption.

         The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes
(after taxes on distributions and redemptions)  =  [(ATV(DR)/P)exp 1/n -1]

Where:              P                           =  a hypothetical initial
                                                   payment of $1,000.
                    n                           =  number of years.
                    ATV(DR)                     =  ending value of aS
                                                   hypothetical $1,000 payment
                                                   made at the beginning of the
                                                   1-, 5-, or 10-year periods at
                                                   the end of such periods,
                                                   after taxes on fund
                                                   distributions and
                                                   redemptions.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PROXY VOTING


         The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

         The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-253-2949, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


MISCELLANEOUS

         Each Fund may include information in its Annual Report and Semi-Annual Report to Shareholders that (1) describes general economic trends, (2) describes general tends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a Fund or (4) describes investment management strategies for a Fund. Such information is provided to inform Shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Trust officers regarding expected trends and strategies.

         The Financial Statements of the Funds are provided in semi-annual (unaudited) and annual reports to Shareholders.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Trust entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Trust's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


         The financial statements of the Funds appearing in the Annual Report to Shareholders for the fiscal year ended December 31, 2003, have been audited by Ernst & Young LLP, and are incorporated by reference herein.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

         LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

               Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Description of the three highest long term debt ratings by D&P:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+ High credit quality protection factors are strong. AA risk is modest but may vary slightly from time to time AA- because of economic conditions.

         A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.

         SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -    Leading market positions in well-established industries.

         -    High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayments of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         D&P's description of the short-term debt ratings (D&P incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

              (a)(1)   Certificate of Trust(1)

              (a)(2)   Declaration of Trust(1)

              (b)      By-Laws(1)

              (c)      Certificates for Shares are not issued. The
                       Declaration of Trust, previously filed as Exhibit (a)(2), defines the rights of holders of Shares.

              (d)(1) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Strategic Realty Fund(2)

              (d)(2) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Select Income Fund(2)

              (d)(3) Investment Advisory Agreement between Registrant and Kensington Investment Group, Inc. with respect to Kensington Real Estate Securities Fund(2)

              (e) Distribution Agreement between Registrant and BISYS Fund Services(2)

              (e)(1) Dealer Agreement between BISYS Fund Services Limited Partnership and Registrant(2)

              (f)      Not Applicable

              (g) Custody Agreement between Registrant and Custodial Trust Company(2)

              (h)(1) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc.(2)

              (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(2)

              (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(2)

              (h)(4) Omnibus Fee Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(2)

              (h)(5) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Strategic Realty Fund(2)

              (h)(6) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Select Income Fund(2)

              (h)(7) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc. with respect to Kensington Real Estate Securities Fund(2)

              (h)(8) Administrative Services Plan with respect to each of the Funds (3)

              (i)      Not Applicable
              (j)      Consent of Independent Accountants(3)
              (k)      Not Applicable

                  (l)      Not Applicable

                  (m)(1) Service and Distribution Plan with respect to Kensington Strategic Realty Fund(2)

                  (m)(2) Service and Distribution Plan with respect to Kensington Select Income Fund(2)

                  (m)(3) Service and Distribution Plan with respect to Kensington Real Estate Securities Fund(2)

                  (n)(1) Rule 18f-3 Plan with respect to Kensington Strategic Realty Fund(2)

                  (n)(2) Rule 18f-3 Plan with respect to Kensington Select Income Fund(2)

                  (n)(3) Rule 18f-3 Plan with respect to Kensington Real Estate Securities Fund(2)

                  (p)(1)   Code of Ethics of Registrant(2)

                  (p)(2)   Code of Ethics of BISYS Fund Services(3)

                  (p)(3)   Code of Ethics of Kensington Investment Group, Inc.
                           (2)

__________________

1.       Filed with the initial Registration Statement on March 6, 2003.

2.       Filed with Pre-Effective Amendment No. 1 on March 31, 2003.

3.       Filed herewith.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article VII of the Registrant's Declaration of Trust states as follows:



Section 3.        Indemnification.

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) for purposes of this Section 3 and Section 5 of this
Article VII below, "agent" means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and "liabilities" and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

         (b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.
         (c) The Trust's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either
(i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS
                  (a) Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563, is the investment adviser for the Funds. The business and other connections of Kensington Investment Group, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Kensington Investment Group, Inc. as currently filed with the SEC which is incorporated by reference herein.



ITEM 27.          PRINCIPAL UNDERWRITER

                   (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;


                   American Independence Funds Trust
                   American Performance Funds
                   AmSouth Funds
                   BB&T Funds
                   The Coventry Group
                   The Eureka Funds
                   First Focus Funds
                   The Hirtle Callaghan Trust
                   HSBC Advisor Funds Trust
                   HSBC Investor Funds
                   HSBC Investor Portfolios
                   The Infinity Mutual Funds, Inc.
                   LEADER Mutual Funds
                   Legacy Funds Group
                   MMA Praxis Mutual Funds
                   Mercantile Funds, Inc.
                   Old Westbury Funds, Inc.
                   Pacific Capital Funds
                   USAllianz Variable Insurance Products Trust
                   Variable Insurance Funds
                   The Victory Portfolios
                   The Victory Variable Insurance Funds
                   Vintage Mutual Funds, Inc.



                   BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:

Name and Principal Business             Position and Offices with Underwriter  Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.*              Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

BISYS Fund Services Ohio, Inc.          Sole Limited Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219

*Jocelyn E. Fullmer                     Executive Representative

William J. Tomko                        Supervising Principal


                  (c)      Not Applicable



ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


                  (a) The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Kensington Investment Group, Inc., 4 Orinda Way, Suite 200C, Orinda, CA 94563 (records relating to its function as investment adviser for the Funds); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent, administrator, fund accounting agent and distributor) and Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540
                           (records relating to its function as custodian).


ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of April, 2004.


                              THE KENSINGTON FUNDS

                                    By:     /s/ John P. Kramer
                                            ---------------------
                                            John P. Kramer*

By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                               Title                                       Date
-----------                             ------                                      ------
/s/ John P. Kramer                      President and Trustee                       April 29, 2004
------------------------                (Principal Executive Officer)
John P. Kramer*

/s/ Craig M. Kirkpatrick                Trustee                                     April 29, 2004
------------------------
Craig M. Kirkpatrick*

/s/ Robert M. Brown                     Trustee                                     April 29, 2004
------------------------
Robert M. Brown*

/s/ Frank C. Marinaro                   Trustee                                     April 29, 2004
------------------------
Frank C. Marinaro*

/s/ David R. Pearce                     Trustee                                     April 29, 2004
------------------------
David R. Pearce*

/s/ Cynthia M. Yee                      Treasurer (Principal                        April 29, 2004
------------------------                Financial and Accounting Officer)
Cynthia M. Yee*


         /s/ Patrick W.D. Turley
         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with the initial Registration Statement on March 6, 2003.

                                      C-6